JUNE 30, 1999

                             [LOGO] BT Mutual Funds



Cash Management Fund
Treasury Money Fund
NY Tax Free Money Fund
Tax Free Money Fund

                               Semi-Annual Report

TRUST: BT INVESTMENT FUNDS
INVESTMENT ADVISOR: BANKERS TRUST COMPANY

--------------------------------------------------------------------------------
Investment Funds

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders .................................................       3
Investment Funds
    Statements of Assets and Liabilities ...............................       7
    Statements of Operations ...........................................       7
    Statements of Changes in Net Assets ................................       8
    Financial Highlights ...............................................       9
    Notes to Financial Statements ......................................      11

Portfolios
    Statements of Net Assets ...........................................      13
    Statements of Operations ...........................................      29
    Statements of Changes in Net Assets ................................      30
    Financial Highlights ...............................................      31
    Notes to Financial Statements ......................................      32







                                ----------------
  The Funds are not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Funds are subject to investment risks, including possible loss of principal amount invested.
                                -----------------

--------------------------------------------------------------------------------
Investment Funds

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the Investment Funds, providing a detailed review of the markets, the Portfolios, and our outlook. Included are a complete financial summary of the Funds' operations and a listing of the Portfolios' holdings.

MARKET ACTIVITY
In many ways, the semi-annual period ended June 30, 1999 was an after-shock from the global financial crisis that had dominated the money markets throughout 1998.

o As the financial markets began to settle down in the first quarter of 1999 and foreign economies, such as Japan, stabilized and showed signs of recovery, market participants shifted their focus to the strength in the U.S. economy. Although the economic numbers continued to support the strong economy/low inflation scenario, such indicators as robust job growth, low unemployment, and healthy retail sales were perceived as negative for the markets.

o The economy in the second quarter remained very strong. The Federal Reserve Board continued to monitor economic indicators but still did not act, though on May 18th, it adopted a policy bias tilted towards higher interest rates. Market expectations of Fed tightening, consumer optimism and spending, above trend economic growth, and reduced concerns over international turmoil combined to push yields on short-term money market securities significantly higher.

o Over the semi-annual period, the money market yield curve steepened.

The only real relief to the pressures put on the money markets came in March, as developments in Kosovo, Treasury paydowns and softer data supported the short end of the market.

o Market participants exhibited steady demand for short-term U.S. securities as the crisis in Kosovo continued to escalate.

o The budget surplus and expectations of strong April tax receipts also pushed short-end yields lower.

o Strong performance from oil and other commodities kept market participants from buying long-term securities, as inflation fears began to heighten.

As generally expected, at their June 30 meeting, the Federal Reserve Board voted to raise the targeted federal funds rate by 0.25% to 5.00%, on concerns that a strong economy would rekindle inflation.

o This action reversed the trend of monetary policy easing through a series of cuts in the second half of 1998.

o While there is still little evidence of inflation, this monetary policy tightening was intended to make sure the economy does not get derailed by a spiral of rising wages and prices.

o The Federal Reserve Board changed its bias to neutral, which helped the U.S. fixed income markets stage a small rally on the last day of June.

The municipal markets followed a similar trend as their taxable counterparts, with yields rising as investors grew less concerned about international developments, thereby slowing their flight to quality and moving into relatively riskier investments.

o The yield on 1-year municipal notes rose 0.40%, to 3.50% on June 30, 1999 from 3.10% on January 1, 1999. This compares with one-year Treasury bills rising 0.53%, to 5.06% on June 30, 1999 from 4.53% on January 1, 1999.

o Demand for municipal securities was concentrated at the shorter end of the yield curve, putting pressure on variable rate demand notes, as investors grew concerned over possible Fed tightening during the second quarter. Investors were also focused on liquidity and preparing for upcoming tax related outflows during the first quarter.

o Supply, meanwhile, for the semi-annual period, was down approximately 20% over the same period in 1998, with the economy continuing to be strong and tax coffers full.

INVESTMENT REVIEW

----------------------------------------------------------------------------------------------------------------------
                                                  Annualized 7 Day    Annualized 7 Day        Annualized 7 Day
Period ended June 30, 1999                         Current Yield      Effective Yield    Effective Taxable Equivalent
----------------------------------------------------------------------------------------------------------------------
 Investment Cash Management Fund(1)                     4.32%               4.41%                    N/A
 IBC First Tier Money Funds Average                     4.26%               4.36%                    N/A
----------------------------------------------------------------------------------------------------------------------
 Investment NY Tax Free Money Fund(1)                   2.70%               2.74%                   5.10%
 IBC State Specific Money Funds Average                 2.82%               2.85%                    N/A
----------------------------------------------------------------------------------------------------------------------
 Investment Tax Free Money Fund(1)                      2.73%               2.77%                   4.52%
 IBC Tax Free Money Funds Average                       2.91%               2.95%                    N/A
----------------------------------------------------------------------------------------------------------------------
 Investment Treasury Money Fund(1)                      4.09%               4.17%                    N/A
 IBC U.S. Treasury and Repo Money Funds Average         4.11%               4.19%                    N/A
----------------------------------------------------------------------------------------------------------------------

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Investment Funds

Letter to Shareholders
--------------------------------------------------------------------------------

Cash Management Fund
For most of the semi-annual period, we maintained a slightly long to the benchmark weighted average maturity position, taking advantage of the steeper yield curve and neutral Federal Reserve Board. Since the money markets had already priced in at least one interest rate hike by the time the Fed actually raised rates at the end of June, we were able to take advantage of the higher rates and extend the portfolio at that time.

We also began to implement our strategy for year-end 1999 by taking advantage of the steep yield curve caused by issuers extending their maturities into next year to avoid potential Y2K problems.

                                     Ratings
                                   S&P: AAAm(2)
                                  Moody's: AAA

                             Status at June 30, 1999
                        Seven day effective yield: 4.41%
                            Average maturity: 46 days
                           Net assets: $351.6 million



                    Diversification of Portfolio Investments
                        By Asset Type as of June 30, 1999
                      (percentages are based on net assets)

          In the printed version of the document, a pie chart appears which depicts the following plot points.

                        Floating Rate Notes        16%

                        Commercial Paper           43%

                        Eurodollar
                        Certificates
                        of Deposit                 11%

                        Funding Agreements          2%

                        Certificates of Deposit     1%

                        Yankee
                        Certificates of Deposit    11%

                        Eurodollar Time Deposits   16%


NY Tax Free Money Fund(3)
The "January Effect," a period when a large amount of cash flows into the municipal money market from maturing securities and coupon payments, was less pronounced this year than in prior years. In addition, this reinvestment occurred in the latter half of January as opposed to the first week, which had previously been the norm. During February, cash continued to pour into the short-term municipal market. Cash flows returned to more normal levels and yields backed up slightly during March, offering value in the 3 to 6 month range.

The Fund's weighted average maturity was kept neutral to slightly short, usually within the 35 to 45 day range, throughout the first quarter, as the Fed appeared to be both on hold and concerned that the last easing in November 1998 may have been overdone. We increased the Fund's commercial paper holdings, as these securities offered attractive yields without having to extend the portfolio's maturity.

As usual, going into April, we increased the Fund's daily demand note positions to offset the cash out-flows traditionally associated with tax time. We maintained the portfolio's relatively neutral maturity position until the latter half of June, at which time we extended to the 50 to 55 day range. The slightly long position was taken for two reasons. First, to benefit from the large percentage of high quality municipal issues that usually becomes available at the end of June and early July. This seasonal supply typically offers investors attractively priced longer-term issues. Second, the growing concerns over Fed tightening and the resultant higher yields at that time created an attractive buying opportunity.



                    Diversification of Portfolio Investments
                        By Asset Type as of June 30, 1999
                      (percentages are based on net assets)

          In the printed version of the document, a pie chart appears which depicts the following plot points.

                     G.O. Bonds                         14%

                     Commercial Paper                   25%

                     Tax Anticipation Notes              3%

                     Revenue Bonds                      16%

                     Revenue Anticipation Notes          2%

                     Floating Rate Demand Notes         34%

                     Tax Revenue Anticipation Notes      6%

While supply was down dramatically overall from last year, note issuance, or the lack thereof, was especially compelling in New York during this semi-annual period. Supply in this state was even lower than in other parts of the nation. Thus, one strategy we used to compensate for this phenomenon was to buy longer-term bonds in the last year or so of their maturity. This strategy enabled us to pick up attractive yields and often with better credits than would otherwise be available.

                            Status at June 30, 1999
                        Seven day effective yield: 2.74%
                            Average maturity: 63 days
                            Net assets: $83.3 million

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Investment Funds

Letter to Shareholders
--------------------------------------------------------------------------------

Tax Free Money Fund(4)
As with the NY Tax Free Money Fund, we started the semi-annual period with the Fund's average maturity in a neutral to slightly short position, in this case in the 38 to 48 day range, given the Federal Reserve Board being on hold. Going into April, the Fund increased its daily demand note positions to offset par for the course cash out-flows associated with tax time. The Fund's average maturity was 41 days at the end of the first quarter.

We maintained the portfolio's relatively neutral maturity position until the latter half of June, at which time we extended to the 50 to 63 day range. The slightly long position was taken for two reasons. First, to benefit from the large percentage of high quality municipal issues that usually becomes available at the end of June and early July. Approximately 80-85% of municipalities begin their fiscal year in July, and they come to market with their short-term borrowing needs for the entire year at this one time. This dramatically increases supply, enabling us to lock in higher yields chosen from a large number of issues. Second, the growing concerns over Fed tightening and the resultant higher yields at that time created an attractive buying opportunity.

                             Status at June 30, 1999
                        Seven day effective yield: 2.77%
                            Average maturity: 55 days
                            Net assets: $124 million


                    Diversification of Portfolio Investments
                        By Asset Type as of June 30, 1999
                      (percentages are based on net assets)

          In the printed version of the document, a pie chart appears which depicts the following plot points.

                        Commercial Paper                9%

                        G.O. Bonds                     12%

                        Revenue Bonds                  25%

                        Revenue Anticipation Notes      4%

                        Floating Rate Demand Notes     50%

Purchasing paper from high tax states was another effective strategy we used during this semi-annual period. For example, we were able to buy Los Angeles County, California Tax & Revenue Anticipation Notes that were priced quite attractively. Being able to buy California securities at general market levels was a rare opportunity for the Fund, and we intend to sell these issues when demand for California paper picks up.

-------------------------------------------------------------------------------

Treasury Money Fund
We maintained a neutral to the benchmark weighted average maturity position for most of the semi-annual period, as the Federal Reserve Board remained neutral. As the yield curve steepened, we began to implement our Y2K strategy, i.e. a barbell strategy through the purchase of longer-dated Treasury securities that not only enable us to take advantage of the higher yields but also to begin accumulating securities maturing early next year. Our Y2K strategy was further implemented to ensure that repurchase agreements would be available to the Fund at year end, avoiding any liquidity issues that may arise.


                                     Ratings
                                  S&P: AAAm(2)
                                  Moody's: AAA

                             Status at June 30, 1999
                        Seven day effective yield: 4.17%
                            Average maturity: 38 days
                           Net assets: $542.2 million

                    Diversification of Portfolio Investments
                        By Asset Type as of June 30, 1999
                      (percentages are based on net assets)

          In the printed version of the document, a pie chart appears which depicts the following plot points.

                            Repurchase Agreements   77%

                            U.S. Treasury  Notes    23%

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Investment Funds

Letter to Shareholders
--------------------------------------------------------------------------------

MANAGER OUTLOOK
Looking ahead for the near term, the U.S. economy looks very healthy indeed. However, while inflation appears to remain dormant, we should recognize that there have been numerous indicators released that are frequently considered harbingers of future inflation. For example:

o unemployment remains at a thirty-year low

o economic growth has been inordinately robust in historical terms

o oil prices are rebounding, and

o troubled Pacific Rim and other emerging market economies appear to have recovered from recent turmoil.

The Federal Reserve Board itself has suggested that its outlook on interest rates has changed from a bias toward higher rates to neutral. Of course, given the tight labor market and this other economic and price data, the policy makers also said they must "be especially alert." Thus, we, as many analysts do, believe that there may be further interest rate increases on the horizon. Clearly, the degree of tightening and the timing of the Federal Reserve Board's next moves, if any, will be key to U.S. money market performance during the second half of 1999, however supply and demand factors will likely be even more significant.

For example, we believe issuance of short-term paper may be quite light in the latter part of December and early January. Thus, we intend to continue to implement a barbell strategy within the Cash Management Fund by purchasing fixed and floating rate securities maturing in the first quarter of 2000 as opportunities present themselves.

The short-term U.S. Treasury market and thus the Treasury Money Fund continue to be impacted by the decreasing need for permanent financing of government debt. The U.S. Treasury has opted to reduce longer-term financing, and when temporary cash needs arise around tax dates, to issue large cash management bills. These changes are significant to the technical condition, or supply, of the amount of collateral available to the repurchase agreement market. Thus, we intend to actively trade the Treasury Money Fund portfolio to take advantage of market changes caused by this abnormal issuance.

Similarly, given the 90 day maximum horizon of the municipal funds, supply and demand factors are far more important to the NY Tax Free and Tax Free Money Funds than are any Federal Reserve Board actions in the future. In the near term, we may allow the average maturities of these two Funds to roll down to a neutral position.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.



                              /s/ Darlene M. Rasel
                          ----------------------------
                                Darlene M. Rasel
               Portfolio Manager of the Cash Management Portfolio
                        and the Treasury Money Portfolio
                                  June 30, 1999

                                 /s/ Susan Fare
                          ----------------------------
                                   Susan Fare
                Portfolio Manager of the Tax Free Money Portfolio
                       and the NY Tax Free Money Portfolio
                                  June 30, 1999

----------
(1) Past performance is not indicative of future results. Yields will vary. Yield quotes for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.
(2) S&P evaluates a number of factors, including credit quality, market price exposure, and management. Aaa ratings by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations. Ratings are subject to change and do not remove market risks.
(3) Income may be subject to the federal alternative minimum tax.
(4) Income may be subject to the federal alternative minimum tax and state and local taxes.

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Investment Funds

Statements of Assets and Liabilities June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                              Cash              NY Tax              Tax Free            Treasury
                                                           Management          Free Money             Money               Money
                                                          -------------       -------------       -------------       -------------
Assets
   Investment in Portfolio, at Value(1) ............      $ 353,050,795       $  83,583,792       $ 125,094,375       $ 543,929,742
   Prepaid Expenses ................................             15,942               3,392              17,105              27,343
                                                          -------------       -------------       -------------       -------------
Total Assets .......................................        353,066,737          83,587,184         125,111,480         543,957,085
                                                          -------------       -------------       -------------       -------------
Liabilities
   Dividends Payable ...............................          1,253,291             184,905             289,987           1,506,025
   Due to Bankers Trust ............................            148,808              43,416              39,471             203,937
   Accrued Expenses ................................             56,405              20,869              24,037              81,627
                                                          -------------       -------------       -------------       -------------
Total Liabilities ..................................          1,458,504             249,190             353,495           1,791,589
                                                          -------------       -------------       -------------       -------------
Net Assets .........................................      $ 351,608,233       $  83,337,994       $ 124,757,985       $ 542,165,496
                                                          =============       =============       =============       =============
Shares Outstanding ($0.001 Par Value Per Share,
   Unlimited Number of Shares of Beneficial Interest
   Authorized) .....................................        351,668,928          83,371,501         124,814,775         542,044,392
                                                          =============       =============       =============       =============
Net Asset Value, Offering and Redemption Price
   Per Share
   (net assets divided by shares outstanding) ......      $        1.00       $        1.00       $        1.00       $        1.00
                                                          =============       =============       =============       =============
Composition of Net Assets
   Paid-in Capital .................................      $ 351,668,947       $  83,371,501       $ 124,814,775       $ 542,044,392
   Undistributed Net Investment Income .............                (19)               --                  --                  --
   Accumulated Net Realized Gain (Loss) from
     Investment Transactions .......................            (60,695)            (33,507)            (56,790)            121,104
                                                          -------------       -------------       -------------       -------------
Net Assets, June 30, 1999 ..........................      $ 351,608,233       $  83,337,994       $ 124,757,985       $ 542,165,496
                                                          =============       =============       =============       =============

--------------------------------------------------------------------------------

Statements of Operations For the six months ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                   Cash             NY Tax          Tax Free           Treasury
                                                Management        Free Money          Money              Money
                                                ----------        -----------       -----------       -----------
Investment Income
   Income, net(1) ........................      $ 7,016,281       $ 1,226,869       $ 2,258,119       $ 8,710,426
                                                -----------       -----------       -----------       -----------
Expenses
   Administration and Services Fees ......          803,535           239,868           416,834         1,041,060
   Registration Fees .....................           55,482             7,881             5,351            53,545
   Printing and Shareholder Report .......            7,556             4,594             4,535             9,844
   Professional Fees .....................            6,666             6,806             6,716             6,806
   Trustees Fees .........................            2,080             2,127             2,092             2,128
   Miscellaneous .........................            2,764             2,257               344             2,910
                                                -----------       -----------       -----------       -----------
   Total Expenses ........................          878,083           263,533           435,872         1,116,293
   Less: Fees Waived by Bankers Trust ....          (45,328)          (23,490)          (19,061)          (75,234)
                                                -----------       -----------       -----------       -----------
      Net Expenses .......................          832,755           240,043           416,811         1,041,059
                                                -----------       -----------       -----------       -----------
Net Investment Income ....................        6,183,526           986,826         1,841,308         7,669,367
Net Realized Gain (Loss) from
   Investment Transactions ...............           12,491              --              (4,748)            2,645
                                                -----------       -----------       -----------       -----------
Net Increase in Net Assets from Operations      $ 6,196,017       $   986,826       $ 1,836,560       $ 7,672,012
                                                ===========       ===========       ===========       ===========

------------
(1) Allocated from Cash Management Portfolio, NY Tax Free Money Portfolio, Tax Free Money Portfolio and Treasury Money Portfolio, respectively.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Investment Funds

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         Cash Management                     NY Tax Free Money
                                               ------------------------------------   -------------------------------
                                                For the six            For the         For the six        For the
                                                months ended         year ended         months ended     year ended
                                               June 30, 1999(1)     Dec. 31, 1998     June 30, 1999(1)  Dec. 31, 1998
                                               ----------------    ----------------   ----------------  -------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ...................    $     6,183,526     $     7,708,912    $     986,826     $  2,249,800
   Net Realized Gain (Loss) from Investment
     Transactions ..........................             12,491               8,980             --               (472)
                                                ---------------     ---------------    -------------     ------------
Net Increase in Net Assets from Operations .          6,196,017           7,717,892          986,826        2,249,328
                                                ---------------     ---------------    -------------     ------------
Distributions to Shareholders
   Net Investment Income ...................         (6,183,526)         (7,708,912)        (986,826)      (2,249,800)
                                                ---------------     ---------------    -------------     ------------
Capital Transactions in Shares of Beneficial
  Interest (at Net Asset Value of
  $1.00 per share)
   Proceeds from Sales of Shares ...........      1,279,478,971       2,259,953,184      255,742,352      445,725,331
   Dividend Reinvestments ..................          2,845,887           2,767,357          307,125          557,583
   Cost of Shares Redeemed .................     (1,163,314,944)     (2,168,567,087)    (250,550,714)    (453,807,595)
                                                ---------------     ---------------    -------------     ------------
Net Increase (Decrease) from Capital
  Transactions in Shares of Beneficial
  Interest .................................        119,009,914          94,153,454        5,498,763       (7,524,681)
                                                ---------------     ---------------    -------------     ------------
Total Increase (Decrease) in Net Assets ....        119,022,405          94,162,434        5,498,763       (7,525,153)
Net Assets
Beginning of Period ........................        232,585,828         138,423,394       77,839,230       85,364,383
                                                ---------------     ---------------    -------------     ------------
End of Period ..............................    $   351,608,233     $   232,585,828    $  83,337,993     $ 77,839,230
                                                ===============     ===============    =============     ============




                                                               Tax Free Money                          Treasury Money
                                                     -----------------------------------     ----------------------------------
                                                       For the six           For the          For the six           For the
                                                      months ended         year ended         months ended         year ended
                                                     June 30, 1999(1)     Dec. 31, 1998      June 30, 1999(1)     Dec. 31, 1998
                                                     ---------------     ---------------     ---------------     ---------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ........................    $     1,841,308     $     4,517,319     $     7,669,367     $    18,005,994
   Net Realized Gain (Loss) from Investment
     Transactions ...............................             (4,748)              2,973               2,645              37,012
                                                     ---------------     ---------------     ---------------     ---------------

Net Increase in Net Assets from Operations ......          1,836,560           4,520,292           7,672,012          18,043,006
                                                     ---------------     ---------------     ---------------     ---------------
Distributions to Shareholders
   Net Investment Income ........................         (1,835,536)         (4,523,091)         (7,669,367)        (18,005,994)
                                                     ---------------     ---------------     ---------------     ---------------
Capital Transactions in Shares of Beneficial
  Interest (at Net Asset Value of
  $1.00 per share)
   Proceeds from Sales of Shares ................        669,499,112       1,182,947,705       4,330,731,823       8,475,674,717
   Dividend Reinvestments .......................            285,551             837,311           4,090,881          12,551,757
   Cost of Shares Redeemed ......................       (746,121,925)     (1,133,170,578)     (4,101,570,783)     (8,447,626,166)
                                                     ---------------     ---------------     ---------------     ---------------
Net Increase (Decrease) from Capital Transactions
  in Shares of Beneficial Interest ..............        (76,337,262)         50,614,438         233,251,921          40,600,308
                                                     ---------------     ---------------     ---------------     ---------------
Total Increase (Decrease) in Net Assets .........        (76,336,238)         50,611,639         233,254,566          40,637,320
Net Assets
Beginning of Period .............................        201,094,223         150,482,584         308,910,930         268,273,610
                                                     ---------------     ---------------     ---------------     ---------------
End of Period ...................................    $   124,757,985     $   201,094,223     $   542,165,496     $   308,910,930
                                                     ===============     ===============     ===============     ===============

-------------
1 Unaudited.




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Investment Funds

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods presented for each of the Funds.

                                                                                    Cash Management
                                                   For the     ------------------------------------------------------------
                                                 six months                  For the years ended December 31,
                                                ended June 30, ------------------------------------------------------------
                                                    1999(3)      1998        1997          1996         1995         1994
                                                -------------  --------    --------      --------      --------    --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ...........  $   1.00     $   1.00    $   1.00      $   1.00      $   1.00    $   1.00
                                                  --------     --------    --------      --------      --------    --------
Income from Investment Operations
   Net Investment Income .......................      0.02         0.05        0.05          0.05          0.05        0.04
   Net Realized Gain (Loss)
      from Investment Transactions .............      0.00(1)      0.00(1)    (0.00)(1)      0.00(1)       0.00(1)    (0.01)
                                                  --------     --------    --------      --------      --------    --------
Total from Investment Operations ...............      0.02         0.05        0.05          0.05          0.05        0.03
                                                  --------     --------    --------      --------      --------    --------
Contributions of Capital .......................      --           --          --            0.00(1)       --          0.01
                                                  --------     --------    --------      --------      --------    --------
Distributions to Shareholders
   Net Investment Income .......................     (0.02)       (0.05)      (0.05)        (0.05)        (0.05)      (0.04)
                                                  --------     --------    --------      --------      --------    --------
Net Asset Value, End of Period .................  $   1.00     $   1.00    $   1.00      $   1.00      $   1.00    $   1.00
                                                  ========     ========    ========      ========      ========    ========
Total Investment Return ........................      2.13%        4.93%       4.98%         4.82%(2)      5.35%       3.67%(2)
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) ....  $351,608     $232,586    $138,423      $118,969      $135,998    $159,172
   Ratios to Average Net Assets:
      Net Investment Income ....................      4.24%(4)     4.80%       4.88%         4.72%         5.22%       3.70%
      Expenses, Including Expenses
         of the Cash Management Portfolio ......      0.75%(4)     0.75%       0.75%         0.75%         0.74%       0.73%
      Decrease Reflected in Above Expense
        Ratios Due to Expenses Reimbursed and/or
        Fees Waived by Bankers Trust ...........      0.05%(4)     0.06%       0.03%         0.03%         0.02%       0.08%

                                                                                   NY Tax Free Money
                                                   For the     ------------------------------------------------------------
                                                 six months                  For the years ended December 31,
                                                ended June 30, ------------------------------------------------------------
                                                    1999(3)      1998        1997          1996         1995         1994
                                                -------------  --------    --------      --------      --------    --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ...........   $  1.00      $  1.00     $  1.00       $  1.00       $  1.00     $  1.00
                                                   -------      -------     -------       -------       -------      ------
Income from Investment Operations
   Net Investment Income .......................      0.01         0.03        0.03          0.03          0.03        0.02
   Net Realized Loss
      from Investment Transactions .............     (0.00)(1)    (0.00)(1)   (0.00)(1)     (0.00)(1)     (0.00)(1)   (0.00)(1)
                                                   -------      -------     -------       -------       -------      ------
Total from Investment Operations ...............      0.01         0.03        0.03           0.03         0.03        0.02
                                                   -------      -------     -------       -------       -------      ------
Distributions to Shareholders
   Net Investment Income .......................     (0.01)       (0.03)      (0.03)        (0.03)        (0.03)      (0.02)
                                                   -------      -------     -------       -------       -------      ------
Net Asset Value, End of Period .................   $  1.00      $  1.00     $  1.00       $  1.00       $  1.00     $  1.00
                                                   =======      =======     =======       =======       =======      ======
Total Investment Return ........................      1.12%         2.66%      2.86%         2.68%         3.12%       2.11%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) ....   $83,338      $77,839     $85,364       $75,858       $70,765     $79,101
   Ratios to Average Net Assets:
      Net Investment Income ....................      2.25%(4)     2.63%       2.83%         2.64%         3.07%       2.05%
      Expenses, Including Expenses
         of the NY Tax Free Money Portfolio ....      0.75%(4)     0.75%       0.75%         0.75%         0.75%       0.75%
      Decrease Reflected in Above Expense
        Ratios Due to Expenses Reimbursed and/or
        Fees Waived by Bankers Trust ...........      0.08%(4)     0.10%       0.06%         0.09%         0.07%       0.08%

---------------
(1) Less than $0.01 per share.
(2) Increased by approximately 0.08% and 0.96% due to Contributions of Capital for the years ended December 31, 1996 and 1994, respectively.
(3) Unaudited.
(4) Annualized.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Investment Funds

Financial Highlights
--------------------------------------------------------------------------------

                                                                                    Tax Free Money
                                                   For the     ------------------------------------------------------------
                                                 six months                  For the years ended December 31,
                                                ended June 30, ------------------------------------------------------------
                                                    1999(2)      1998        1997          1996         1995         1994
                                                -------------  --------    --------      --------      --------    --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ...........  $   1.00     $   1.00    $   1.00      $   1.00      $   1.00    $   1.00
                                                  --------     --------    --------      --------      --------    -------
Income from Investment Operations
   Net Investment Income .......................      0.01         0.03        0.03          0.03          0.03        0.02
   Net Realized Gain (Loss)
      from Investment Transactions .............      0.00(1)      0.00(1)    (0.00){1}     (0.00)(1)     (0.00)(1)    0.00(1)
                                                  --------     --------    --------      --------      --------    --------
Total from Investment Operations ...............      0.01         0.03        0.03          0.03          0.03        0.02
                                                  --------     --------    --------      --------      --------    --------
Distributions to Shareholders
   Net Investment Income .......................     (0.01)       (0.03)      (0.03)        (0.03)        (0.03)      (0.02)
                                                  --------     --------    --------      --------      --------    --------
Net Asset Value, End of Period .................  $   1.00     $   1.00    $   1.00      $   1.00      $   1.00    $   1.00
                                                  ========     ========    ========      ========      ========    ========
Total Investment Return                               1.19%        2.75%       2.94%         2.84%         3.34%       2.27%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) ....  $124,758     $201,094    $150,483      $117,972      $119,393    $110,043
   Ratios to Average Net Assets:
      Net Investment Income ....................      2.39%(3)     2.71%       2.90%         2.80%         3.28%       2.21%
      Expenses, Including Expenses
        of the Tax Free Money Portfolio ........      0.75%(3)     0.75%       0.75%         0.75%         0.75%       0.75%
      Decrease Reflected in Above Expense
        Ratios Due to Expenses Reimbursed and/or
        Fees Waived by Bankers Trust ...........      0.04%(3)     0.08%       0.05%         0.07%         0.07%       0.08%


                                                                                    Treasury Money
                                                   For the     ------------------------------------------------------------
                                                 six months                  For the years ended December 31,
                                                ended June 30, ------------------------------------------------------------
                                                    1999(2)      1998        1997          1996         1995         1994
                                                -------------  --------    --------      --------      --------    --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ...........  $   1.00     $   1.00    $   1.00      $   1.00      $   1.00    $   1.00
                                                  --------     --------    --------      -------       --------    --------
Income from Investment Operations
   Net Investment Income .......................      0.02         0.05        0.05          0.05          0.05        0.03
   Net Realized Gain (Loss)
      from Investment Transactions .............      0.00(1)      0.00(1)    (0.00)(1)      0.00(1)       0.00(1)    (0.00)(1)
                                                  --------     --------    --------      --------      --------    --------
Total from Investment Operations ...............      0.02         0.05        0.05          0.05          0.05        0.03
                                                  --------     --------    --------      --------      --------    --------
Distributions to Shareholders
   Net Investment Income .......................     (0.02)       (0.05)      (0.05)        (0.05)        (0.05)      (0.03)
                                                  --------     --------    --------      --------      --------    --------
Net Asset Value, End of Period .................  $   1.00     $   1.00    $   1.00      $   1.00      $   1.00    $   1.00
                                                  ========     ========    ========      ========      ========    ========
Total Investment Return ........................      2.03%        4.76%       4.86%         4.71%         5.19%       3.40%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) ....  $542,165     $308,911    $268,274      $554,716      $615,084    $696,915
   Ratios to Average Net Assets:
      Net Investment Income ....................      4.06%(3)     4.66%       4.74%         4.61%         5.06%       3.36%
      Expenses, Including Expenses of the
        Treasury Money Portfolio ...............      0.75%(3)     0.75%       0.75%         0.75%         0.75%       0.75%
      Decrease Reflected in Above Expense
         Ratios Due to Expenses Reimbursed and/or
         Fees Waived by Bankers Trust ..........      0.04%(3)     0.02%       0.02%         0.01%         0.02%       0.02%

-------------
(1) Less than $0.01 per share.
(2) Unaudited.
(3) Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Investment Funds

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1 -- Organization and Significant Accounting Policies
A. Organization
Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Cash Management Fund, NY Tax Free Money Fund, Tax Free Money Fund and Treasury Money Fund (each a "Fund", and collectively, the "Funds") are offered to investors by the Trust. The Funds began operations, began offering shares of beneficial interest and invested directly in securities on the following dates:


                                        Commencement
                                        of Operations
                                       and Beneficial
Fund                                   Shares Offering
-----                                 -----------------
Cash Management                         October 5, 1988
NY Tax Free Money                    September 27, 1988
Tax Free Money                            June 10, 1987
Treasury Money                         November 1, 1988


Subsequent to the direct investment in securities date, the Funds began investing substantially all of their investable assets in the following respective Portfolios: Cash Management Fund in the Cash Management Portfolio, NY Tax Free Money Fund in the NY Tax Free Money Portfolio, Tax Free Money Fund in the Tax Free Money Portfolio, and Treasury Money Fund in the Treasury Money Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The Portfolios are open-end management investment companies registered under the Act. The Funds seek to achieve their investment objectives by investing all of their investable assets in the respective Portfolios. The value of such investment in the Portfolios reflects each Fund's proportionate interest in the net assets of the respective Portfolio. At June 30, 1999, Cash Management Fund's investment was approximately 5% of the Portfolio, NY Tax Free Money Fund's and Tax Free Money Fund's investments were approximately 100% of their respective Portfolios, and Treasury Money Fund's investment was approximately 22% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Valuation
Valuation of securities by the Portfolios is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in the report.

C. Investment Income
Each of the Funds earns income, net of expenses, daily on its investment in the respective Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of each Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Distributions
It is each Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by each Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by each Fund will be made annually to the extent they exceed capital loss carryforwards.

E. Federal Income Taxes
It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required.

F. Other
The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to each Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2 -- Fees and Transactions with Affiliates
Each Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Funds in return for a fee computed daily and paid monthly at an annual rate of each Fund's average daily net assets. The following provide a table of annual rates for each of the Funds for the six months ended June 30, 1999.


Fund                                        Annual Rate
----                                        -----------
Cash Management                                .55%
NY Tax Free Money                              .55%
Tax Free Money                                 .55%
Treasury Money                                 .55%

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Funds.

--------------------------------------------------------------------------------
Investment Funds

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of each Fund, to the extent necessary, to limit all expenses as a percentage of each Fund's average daily net assets. At June 30, 1999, the annual rates for the six months ended for the respective Funds were as follows:



Fund                      Annual Rate(1)    Annual Rate(2)
----                      --------------    --------------
Cash Management               .57%            .75%
NY Tax Free Money             .55%            .75%
Tax Free Money                .55%            .75%
Treasury Money                .55%            .75%




----------------
(1) Excluding Expenses of the Portfolio.
(2) Including Expenses of the Portfolio.


The Portfolios, in which the Funds invest in, are participants with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

In 1994, the Cash Management Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest pursuant to a put agreement and that third party financial institution immediately resold such security to Bankers Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Cash Management Fund's Financial Highlights for the year ended December 31, 1994 reflects its pro rata share of the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $1,299,990. In 1996, Bankers Trust contributed capital in the amount of $110,287 to reimburse the Cash Management Fund for capital losses incurred in prior years.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and Deutsche Bank AG ("Deutsche Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

Note 3 -- Capital Loss Carryforwards
At June 30, 1999, capital loss carryforwards available as a reduction against future net realized capital gains aggregate as follows:



                                         Capital Loss Carryforward
                Net Realized                  Expiration Year
                Capital Loss    -----------------------------------------------
Fund            Carryforward    2000  2001   2002    2003    2004   2005   2006
-----           -------------   ----  ----   ----    ----    ----   ----   ----
Cash Management   $73,205        --    --   $71,904   --       --   $1,301  --
NY Tax Free Money $19,862     $10,340 $739  $ 2,075 $ 1,746  $2,716 $1,774 $472
Tax Free Money    $49,175        --    --   $ 9,923 $25,044  $8,495 $5,713  --

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                          Description                            Value
 ------                          -----------                            -----

              EURODOLLAR CERTIFICATES OF
              DEPOSIT - 10.9%
              Abbey National PLC:
$50,000,000    4.92%, 7/15/99 ..............................         $50,000,000
 25,000,000    4.93%, 10/26/99 .............................          25,000,000
 22,000,000    5.44%, 3/13/00 ..............................          22,000,000

              ABN Amro,
 25,000,000    4.95%, 10/12/99 .............................          25,000,224

              Bank of Austria,
 12,000,000    4.88%, 7/22/99 ..............................          12,000,042

              Bank of Scotland:
 20,000,000    4.93%, 8/03/99 ..............................          19,999,086
 30,000,000    4.95%, 8/25/99 ..............................          30,000,000

              Barclays Bank PLC,
 35,000,000    4.875%, 8/16/99 .............................          35,000,221

              Cariplo,
 50,000,000    4.89%, 7/12/99 ..............................          50,000,000


              Commerzbank,
 10,000,000    5.21%, 2/18/00 ..............................           9,984,609

              Credit Agricole,
 20,000,000    4.95%, 10/12/99 .............................          20,000,558

              Dresdner Bank,
 25,000,000    4.96%, 9/30/99 ..............................          25,000,940

              Internationale Nederlanden
                U.S. Funding Corp.:
 30,000,000    5.219%, 7/30/99 .............................          30,000,000
 20,000,000    4.94%, 8/16/99 ..............................          19,999,649
 25,000,000    4.965%, 8/23/99 .............................          25,000,359
 35,000,000    4.975%, 9/17/99 .............................          35,000,689
 35,000,000    4.975%, 9/22/99 .............................          34,999,444
 20,000,000    4.975%, 11/10/99 ............................          20,001,073
 20,000,000    5.155%, 2/22/00 .............................          19,955,245

              Morgan Guaranty,
 65,000,000    4.95%, 11/10/99 .............................          64,997,517

              National Australia Bank,
 20,000,000    4.96%, 11/12/99 .............................          20,000,000

              Norddeutsche Landesbank,
 25,000,000    5.01%, 9/08/99 ..............................          25,000,473

              Paribas SA,
 35,000,000    4.90%, 8/11/99 ..............................          34,995,324


Principal
 Amount                          Description                            Value
 ------                          -----------                            -----

              Rabobank Nederland, N.V.,
$20,000,000    4.87%, 7/26/99 ..............................         $20,000,135

              Westdeutsche Landesbank:
 45,000,000    4.895%, 7/08/99 .............................          45,000,000
  8,000,000    4.88%, 7/26/99 ..............................           8,000,048
 37,000,000    4.885%, 8/16/99 .............................          37,000,000
 12,000,000    4.96%, 8/25/99 ..............................          12,000,000
                                                                     -----------
Total Eurodollar Certificates of Deposit
  (Amortized Cost $775,935,636) ............................         775,935,636
                                                                     -----------


              YANKEE CERTIFICATES
              OF DEPOSIT - 10.5%
              Bank of Austria,
 15,000,000    5.68%, 8/03/99 ..............................          15,007,915

              Banque Nationale de Paris:
  6,000,000    4.87%, 7/02/99 ..............................           5,999,997
 75,000,000    4.88%, 7/02/99 ..............................          74,999,990

              Barclays Bank PLC,
 75,000,000    4.875%, 7/06/99 .............................          75,000,052

              Bayerische Hypotheka
                Vereinsbank:
 25,000,000    4.91%, 7/08/99 ..............................          25,000,000
 12,000,000    5.15%, 4/20/00 ..............................          11,999,313

              Bayerische Landesbank,
 91,900,000    4.88%, 7/26/99 ..............................          91,895,584

              Commerzbank:
 25,000,000    5.15%, 9/17/99 ..............................          25,008,053
  5,000,000    5.01%, 1/10/00 ..............................           4,988,355
 20,000,000    4.99%, 2/02/00 ..............................          19,976,825
 20,000,000    5.16%, 2/25/00 ..............................          19,994,955
 25,000,000    5.20%, 3/15/00 ..............................          24,998,170
 20,000,000    5.185%, 3/30/00 .............................          19,992,800

              Credit Agricole,
 20,000,000    5.285%, 3/01/00 .............................          20,010,589

              Credit Commercial de France,
 25,000,000    4.85%, 7/12/99 ..............................          25,000,000

              Landesbank Hessen Thuringen,
  3,000,000    5.215%, 2/29/00 .............................           2,999,120

              Lloyds Bank PLC,
 38,000,000    4.94%, 7/12/99 ..............................          38,000,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                          Description                            Value
 ------                          -----------                            -----

              Norddeutsche Landesbank:
$ 8,000,000    5.66%, 7/27/99 ..............................         $ 8,003,180
 10,000,000    5.35%, 5/24/00 ..............................           9,994,821

              Paribas SA:
 22,000,000    4.91%, 7/08/99 ..............................          22,000,000
 25,000,000    4.95%, 8/24/99 ..............................          25,000,000

              Rabobank Nederland, N.V.:
 20,000,000    5.02%, 1/12/00 ..............................          19,952,177
 14,000,000    5.14%, 3/20/00 ..............................          13,975,107

              Royal Bank of Canada:
 13,000,000    5.035%, 2/08/00 .............................          12,963,073
 15,000,000    5.235%, 3/09/00 .............................          14,999,338
  5,000,000    5.70%, 7/03/00 ..............................           4,997,586

              Toronto Dominion Bank:
 20,000,000    5.10%, 2/22/00 ..............................          19,994,393
 25,000,000    5.14%, 4/26/00 ..............................          24,988,128

              Union Bank of Switzerland,
 15,000,000    5.155%, 2/25/00 .............................          14,996,216

              Westdeutsche Landesbank,
 60,000,000    4.87%, 7/06/99 ..............................          60,000,000
                                                                     -----------
Total Yankee Certificates of Deposit
  (Amortized Cost $752,735,737) ............................         752,735,737
                                                                     -----------

              CERTIFICATES
              OF DEPOSIT - 0.9%
              First Chicago,
 18,000,000    4.87%, 7/08/99 ..............................          17,999,836

              First Union Corp.,
 25,000,000    4.93%, 10/20/99 .............................          25,000,000

              NationsBank,
  7,000,000    4.99%, 1/11/00 ..............................           6,982,804

              Wachovia Bank,
 10,000,000    4.90%, 1/10/00 ..............................           9,993,056
                                                                     -----------
Total Certificates of Deposit
  (Amortized Cost $59,975,696) .............................          59,975,696
                                                                     -----------

              EURODOLLAR TIME
              DEPOSITS - 15.7%
              ABN Amro:
 25,000,000    5.10%, 7/14/99 ..............................          25,000,000
 50,000,000    4.98%, 11/12/99 .............................          50,000,000


Principal
 Amount                          Description                           Value
 ------                          -----------                           -----

              Banque Bruxelles Lambert:
$35,000,000    5.00%, 10/06/99 .............................         $35,000,000
 25,000,000    4.98%, 11/10/99 .............................          25,000,000

              Bayerische Landesbank:
 25,000,000    4.96%, 10/12/99 .............................          25,000,000
 40,000,000    4.95%, 10/29/99 .............................          40,000,000

              Commerzbank,
 50,000,000    4.92%, 7/08/99 ..............................          50,000,000

              Den Danske Bank,
 40,000,000    4.955%, 8/27/99 .............................          40,000,000

              National Australia,
200,000,000    5.75%, 7/01/99 ..............................         200,000,000

              National City Cleveland,
349,448,130    4.875%, 7/01/99 .............................         349,448,130

              National Westminster,
 75,000,000    5.15%, 9/23/99 ..............................          75,000,000

              Norddeutsche Landesbank,
 25,000,000    4.938%, 9/30/99 .............................          25,000,000

              Toronto Dominion Bank,
 50,000,000    5.75%, 7/01/99 ..............................          50,000,000

              Westdeutsche Landesbank:
100,000,000    5.875%, 7/01/99 .............................         100,000,000
 35,000,000    4.93%, 7/22/99 ..............................          35,000,000
                                                                   -------------
Total Eurodollar Time Deposits
  (Amortized Cost $1,124,448,130) ..........................       1,124,448,130
                                                                   -------------

              FLOATING RATE
              NOTES - 16.2%
              American Express Centurion Bank:
                Monthly Variable Rate,
 30,000,000    4.994%, 2/14/00 .............................          30,010,665
 20,000,000    4.948%, 3/15/00 .............................          20,000,000
 25,000,000    4.903%, 4/03/00 .............................          25,000,267

              Asset Securitization:
                Quarterly Variable Rate,
 40,000,000    5.06%, 3/06/00 ..............................          40,000,000
 30,000,000    5.095%, 3/10/00 .............................          29,997,948



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                          Description                            Value
 ------                          -----------                            -----

              Bank of America:
                Monthly Variable Rate,
$15,000,000    4.985%, 8/18/99 .............................         $14,999,632
 10,000,000    5.05%, 4/18/00 ..............................          10,006,319


              Bank of Austria:
               Monthly Variable Rate,
 50,000,000    4.888%, 3/15/00 .............................          49,975,592

               Quarterly Variable Rate,
 25,000,000    4.855%, 7/27/99 .............................          24,998,951

              Bank of Scotland:
               Monthly Variable Rate,
 25,000,000    4.898%, 3/15/00 .............................          24,989,559
 25,000,000    4.811%, 5/10/00 .............................          24,985,190

              Banque Nationale de Paris:
               Monthly Variable Rate,
 40,000,000    4.688%, 7/29/99 .............................          39,998,182

              Bayerische Hypotheka Vereinsbank:
               Monthly Variable Rate,
100,000,000    4.869%, 4/13/00 .............................          99,945,109
 25,000,000    4.908%, 4/25/00 .............................          24,989,925
 25,000,000    4.898%, 5/15/00 .............................          24,984,830
 10,000,000    4.908%, 5/15/00 .............................           9,994,394

              Bayerische Landesbank:
               Monthly Variable Rate,
100,000,000    4.843%, 4/10/00 .............................          99,945,831

              Chase Manhattan Bank:
               Quarterly Variable Rate,
 10,000,000    5.00%, 1/12/00 ..............................          10,002,893
  6,000,000    5.243%, 2/28/00 .............................           6,008,965
 15,000,000    5.20%, 4/20/00 ..............................          15,028,864

              Corporate Receivables Corp.:
               Quarterly Variable Rate,
 30,000,000    5.003%, 2/16/00 .............................          30,000,000

              Credit Agricole:
               Monthly Variable Rate,
 30,000,000    4.90%, 3/16/00 ..............................          29,985,298

              First Union Corp.:
               Quarterly Variable Rate,
 10,000,000    5.02%, 10/20/99 .............................          10,000,000


Principal
 Amount                          Description                           Value
 ------                          -----------                           -----

              General Electric Capital Corp.:
               Quarterly Variable Rate,
 20,000,000    5.058%, 9/08/99 .............................         $20,000,000
 50,000,000    4.95%, 4/12/00 ..............................          50,000,000
 35,000,000    4.95%, 5/12/00 ..............................          35,000,000

              General Motors Acceptance Corp.:
               Quarterly Variable Rate,
  7,500,000    5.018%, 2/24/00 .............................           7,499,991
 20,000,000    5.018%, 2/25/00 .............................          20,001,307

              J.P. Morgan Securities Inc.:
               Daily Variable Rate,
 20,000,000    5.016%, 3/02/00 .............................          20,000,768

               Quarterly Variable Rate,
 14,000,000    4.999%, 2/23/00 .............................          13,999,496
  7,820,000    4.95%, 4/06/00 ..............................           7,819,994
 35,000,000    5.13%, 6/23/00 ..............................          35,000,000

              Key Bank:
               Monthly Variable Rate,
 25,000,000    5.033%, 6/26/00 .............................          24,985,420

              National Westminster:
               Quarterly Variable Rate,
 25,000,000    4.87%, 8/20/99 ..............................          24,997,311

              NationsBank:
               Daily Variable Rate,
 25,000,000    5.05%, 2/04/00 ..............................          24,993,577

              National Rural Utility Corp.:
               Quarterly Variable Rate,
 20,000,000    5.006%, 11/23/99 ............................          20,000,000
 12,000,000    5.178%, 6/26/00 .............................          11,998,820

              Norwest Corp.:
               Quarterly Variable Rate,
 30,000,000    5.016%, 10/28/99 ............................          29,999,017

              PNC Bank:
               Monthly Variable Rate,
 25,000,000    5.098%, 1/31/00 .............................          24,994,213

              Societe Generale:
               Monthly Variable Rate,
 35,000,000    4.913%, 5/15/00 .............................          34,981,747
 25,000,000    4.913%, 5/15/00 .............................          24,990,428

              Wells Fargo Bank:
               Quarterly Variable Rate,
 23,000,000    5.208%, 4/26/00 .............................          22,985,454



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                          Description                            Value
 ------                          -----------                            -----

              Westpac Capital Corp.:
               Quarterly Variable Rate,
$10,000,000    4.816%, 4/17/00 .............................         $ 9,995,243
                                                                     -----------
Total Floating Rate Notes
  (Amortized Cost $1,160,091,200) ..........................       1,160,091,200
                                                                    -----------

              COMMERCIAL PAPER - 43.3%
              Abbey National PLC,
 15,000,000    4.82%, 7/08/99 ..............................          14,985,942

              AlliedSignal,
 15,000,000    5.30%, 2/01/00 ..............................          14,525,208

              American General Finance,
 15,000,000    4.83%, 7/26/99 ..............................          14,949,687

              American Home Products,
 15,000,000    4.85%, 7/19/99 ..............................          14,963,625

              Asset Securitization:
 38,000,000    4.94%, 7/12/99 ..............................          37,942,641
 20,000,000    5.05%, 8/16/99 ..............................          19,870,944
 18,000,000    5.25%, 8/31/99 ..............................          17,839,875

              Associates Corp.,
 20,000,000    4.86%, 7/27/99 ..............................          19,929,800

              AT&T Corp.:
 35,000,000    4.82%, 7/16/99 ..............................          34,929,708
 15,000,000    4.79%, 7/27/99 ..............................          14,948,108

              Bank of America:
 15,000,000    4.82%, 8/16/99 ..............................          14,907,617
 10,000,000    4.84%, 11/17/99 .............................           9,813,122

              BBL North America:
 18,000,000    4.84%, 7/09/99 ..............................          17,980,640
 28,000,000    4.83%, 7/12/99 ..............................          27,958,677

              Bellsouth Telecommunications,
 45,000,000    4.85%, 7/12/99 ..............................          44,933,312

              BP America,
100,000,000    5.80%, 7/01/99 ..............................         100,000,000

              British Telecom,
  6,500,000    4.91%, 7/21/99 ..............................           6,482,269

              BTR Dunlop Finance,
 22,476,000    5.04%, 7/15/99 ..............................          22,431,947

Principal
 Amount                          Description                           Value
 ------                          -----------                           -----

              Caterpillar Finance,
$27,000,000    5.30%, 7/14/99 ..............................         $26,948,325

              Chase Manhattan Bank,
 22,000,000    4.83%, 9/08/99 ..............................          21,796,335

              Coca Cola Co.,
 15,000,000    5.27%, 1/20/00 ..............................          14,554,246

              Corporate Assets Funding
               Co., Inc.:
 60,000,000    4.82%, 7/15/99 ..............................          59,887,533
 30,000,000    4.82%, 7/21/99 ..............................          29,919,667
 70,000,000    5.05%, 8/16/99 ..............................          69,537,444
 30,000,000    4.90%, 8/23/99 ..............................          29,783,583

              Corporate Receivables Corp.:
 80,000,000    4.82%, 7/15/99 ..............................          79,847,944
 27,000,000    5.05%, 8/12/99 ..............................          26,840,925
 30,000,000    5.05%, 8/13/99 ..............................          29,819,042
 52,000,000    4.88%, 8/16/99 ..............................          51,658,578
 25,000,000    5.24%, 8/17/99 ..............................          24,828,972

              Credit Suisse First Boston,
 30,000,000    4.82%, 8/06/99 ..............................          29,855,400


              Cregem:
 15,000,000    4.80%, 7/13/99 ..............................          14,976,000
 50,000,000    4.83%, 7/30/99 ..............................          49,805,458
 32,000,000    4.84%, 9/10/99 ..............................          31,694,542

              DaimlerChrysler:
 14,000,000    4.90%, 8/02/99 ..............................          13,939,022

              Delaware Funding Corp.:
 36,000,000    5.05%, 7/30/99 ..............................          35,853,550
 30,000,000    4.93%, 8/05/99 ..............................          29,856,208
 12,576,000    4.93%, 8/17/99 ..............................          12,495,056

              Diageo Capital PLC:
 30,000,000    4.85%, 7/06/99 ..............................          29,979,792
 20,000,000    4.85%, 7/15/99 ..............................          19,962,278
 15,000,000    4.81%, 8/16/99 ..............................          14,907,808
 60,000,000    4.84%, 9/24/99 ..............................          59,315,278

              DuPont de Nemours & Co.:
 25,000,000    4.84%, 7/08/99 ..............................          24,976,472
 30,000,000    4.87%, 7/19/99 ..............................          29,926,950

              Emerson Electric,
 25,000,000    5.27%, 1/31/00 ..............................          24,216,819


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                          Description                            Value
 ------                          -----------                            -----

              Ford Motor Credit:
$50,000,000    5.65%, 7/01/99 ..............................         $50,000,000
 35,000,000    5.03%, 8/17/99 ..............................          34,770,157

              General Electric Capital Corp.:
 25,000,000    4.82%, 7/15/99 ..............................          24,953,139
 15,000,000    4.89%, 7/22/99 ..............................          14,957,212
 25,000,000    4.83%, 7/28/99 ..............................          24,909,437
 18,000,000    4.78%, 8/02/99 ..............................          17,923,520
 25,000,000    4.83%, 9/30/99 ..............................          24,694,771
 23,000,000    5.20%, 2/02/00 ..............................          22,282,400
 22,000,000    4.95%, 2/07/00 ..............................          21,331,475

              General Electric Capital Corp.:
               International Fund,
 40,000,000    5.31%, 2/15/00 ..............................          38,648,900

              Generale Fund:
 13,163,000    4.88%, 7/14/99 ..............................          13,139,804
 45,000,000    4.82%, 8/05/99 ..............................          44,789,125
 15,000,000    5.23%, 9/13/99 ..............................          14,838,742
 11,300,000    4.80%, 10/27/99 .............................          11,122,213

              General Motors Acceptance Corp.:
 40,000,000    4.88%, 7/08/99 ..............................          39,962,044
 23,000,000    4.97%, 7/16/99 ..............................          22,952,372
 40,000,000    4.87%, 7/29/99 ..............................          39,848,489
 12,000,000    4.87%, 8/04/99 ..............................          11,944,807
 35,000,000    4.94%, 8/16/99 ..............................          34,779,072
 15,000,000    5.22%, 1/31/00 ..............................          14,534,550

              Gillette Co.,
 15,000,000    5.70%, 7/01/99 ..............................          15,000,000

              Glaxo Wellcome PLC:
 25,300,000    4.80%, 7/29/99 ..............................          25,205,547
 25,000,000    4.82%, 8/10/99 ..............................          24,866,111

              Hydro-Quebec,
 27,000,000    4.80%, 8/12/99 ..............................          26,848,800

              Internationale Nederlanden
               U.S. Funding Corp.,
 25,000,000    4.84%, 7/06/99 ..............................          24,983,194

              J.P. Morgan, Inc.:
 45,000,000    4.82%, 7/06/99 ..............................          44,969,875
 42,000,000    5.03%, 8/16/99 ..............................          41,730,057
 22,000,000    4.90%, 9/15/99 ..............................          21,772,422


Principal
 Amount                          Description                           Value
 ------                          -----------                           -----

              Mellon Financial Co.,
$30,000,000    5.03%, 8/16/99 ..............................         $29,807,183

              MetLife Funding, Inc.,
 52,772,000    4.86%, 7/06/99 ..............................          52,736,344

              Motorola, Inc.,
 20,000,000    5.20%, 8/05/99 ..............................          19,898,889

              National Rural Utilities CFC:
 22,000,000    4.84%, 7/16/99 ..............................          21,955,633
 20,000,000    5.04%, 9/17/99 ..............................          19,781,600

              Panasonic Finance, Inc.,
 40,000,000    5.80%, 7/01/99 ..............................          40,000,000

              Pfizer, Inc.:
 15,349,000    5.80%, 7/01/99 ..............................          15,349,000
 34,900,000    4.95%, 7/15/99 ..............................          34,832,818
 40,500,000    4.98%, 7/19/99 ..............................          40,399,155
 30,000,000    4.98%, 7/22/99 ..............................          29,912,850

              Province of Quebec:
 16,220,000    4.77%, 7/13/99 ..............................          16,194,210
 15,305,000    4.80%, 7/15/99 ..............................          15,276,432

              Quincy Capital Corp.:
 14,035,000    4.87%, 7/06/99 ..............................          14,025,508
 34,145,000    4.87%, 7/07/99 ..............................          34,117,287
 35,000,000    4.86%, 7/13/99 ..............................          34,943,300
 28,493,000    5.05%, 8/03/99 ..............................          28,361,100
 25,000,000    5.05%, 8/13/99 ..............................          24,849,201
 16,000,000    5.08%, 8/17/99 ..............................          15,893,884

              Receivables Capital Corp.:
 27,000,000    4.91%, 7/06/99 ..............................          26,981,588
 10,000,000    5.34%, 7/06/99 ..............................           9,992,584
 15,000,000    4.82%, 7/09/99 ..............................          14,983,933
 45,654,000    4.87%, 7/14/99 ..............................          45,573,712

              Repsol International Finance B.U.:
 34,870,000    4.87%, 7/07/99 ..............................          34,841,830
 25,000,000    4.87%, 7/15/99 ..............................          24,952,654

              Rio Tinto America, Inc.,
 30,000,000    5.04%, 8/16/99 ..............................          29,806,800

              Riverwoods Funding Corp.,
 25,000,000    4.84%, 7/09/99 ..............................          24,973,111


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                          Description                            Value
 ------                          -----------                            -----

              Shell Oil Co.,
$17,000,000    4.97%, 7/15/99 ..............................      $   16,967,144

              Union Bank of Switzerland,
100,000,000    5.75%, 7/01/99 ..............................         100,000,000

              USAA Capital Corp.,
  5,000,000    4.83%, 7/15/99 ..............................           4,990,608

              Wachovia Bank:
  8,000,000    4.93%, 2/07/00 ..............................           7,757,883
 25,000,000    5.18%, 2/15/00 ..............................          24,176,236

              Windmill Funding Corp.:
 53,000,000    4.88%, 7/12/99 ..............................          52,920,583
 27,000,000    4.93%, 7/13/99 ..............................          26,955,630
  6,125,000    4.91%, 7/26/99 ..............................           6,104,115
 25,000,000    4.93%, 8/02/99 ..............................          24,890,444
 13,000,000    4.94%, 8/02/99 ..............................          12,942,916
 13,450,000    4.94%, 8/06/99 ..............................          13,383,557
 15,000,000    4.94%, 8/09/99 ..............................          14,919,725
                                                                  --------------
Total Commercial Paper
  (Amortized Cost $3,090,784,031) ..........................       3,090,784,031
                                                                  --------------




Principal
 Amount                          Description                           Value
 ------                          -----------                           -----

              FUNDING AGREEMENTS - 2.2%
              First Allmerica Financial
               Life Insurance Co.:
               Monthly Variable Rate,
$55,000,000    4.90%, 4/17/00(1)............................         $55,000,000

              Transamerica Life:
               Monthly Variable Rate,
 35,000,000    4.951%, 6/13/00(1)...........................          35,000,000

              Travelers Insurance Co.:
               Monthly Variable Rate,
 40,000,000    4.984%, 2/23/00(1) ..........................          40,000,000
 30,000,000    4.97%, 4/03/00(1) ...........................          30,000,000
                                                                  --------------
Total Funding Agreements
  (Amortized Cost $160,000,000) ............................         160,000,000
                                                                  --------------

Total Investments
  (Amortized Cost $7,123,970,430). .................    99.7%      7,123,970,430

Other Assets in Excess of
  Liabilities ......................................     0.3%         22,449,437
                                                       -----      --------------
Net Assets .........................................   100.0%     $7,146,419,867
                                                       =====      ==============

-----------
(1) Illiquid security.

--------------------------------------------------------------------------------
New York Tax Free Money Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                          Description                                          Value
 ------                                          -----------                                          -----
              NEW YORK - 95.6%

$ 3,300,000   Buffalo, New York, RAN, Series A, (LOC: Landesbank-Hessen-Thuringen),
              3.75%, 7/27/99 ..................................................................     $ 3,301,635
  2,500,000   Great Neck North, New York Water Authority, Water System Revenue,
              Series A, (FGIC Insured), Variable Rate Weekly Demand Note,
              3.00%, 1/01/20 (a) ..............................................................       2,500,000
  2,000,000   Long Island Power Authority, New York, Electrical System Revenue,
              Series 5, (LOC: ABN Amro Bank N.V. 50%, Morgan Guaranty Trust 50%),
              Variable Rate Daily Demand Note, 3.40%, 5/01/33 (a) .............................       2,000,000
  1,000,000   Long Island Power Authority, New York, Electric System Revenue,
              Variable Rate Demand Bonds, (Tax Exempt Commercial Paper Mode),
              (LOC: Westdeutsche Landesbank 50%, Bayerische Landesbank 50%),
              3.10%, 7/19/99 ..................................................................       1,000,000
  1,000,000   Long Island Power Authority, New York, Electric System Revenue,
              Variable Rate Demand Bonds, (Tax Exempt Commercial Paper Mode),
              (LOC: Westdeutsche Landesbank 50%, Bayerische Landesbank 50%),
              3.15%, 7/19/99 ..................................................................       1,000,000
  1,500,000   Metropolitan Transportation Authority, New York, Series B, Tax
              Exempt Commercial Paper, 3.05%, 8/02/99 .........................................       1,500,000
  1,000,000   Metropolitan Transportation Authority, New York, Series B, Tax Exempt
              Commercial Paper, 3.15%, 9/07/99 ................................................       1,000,000
  1,000,000   Monroe County, New York, G.O., Series A, 4.60%, 6/01/00 .........................       1,012,544
  1,025,000   Monroe County, New York, G.O., Series B, 5.00%, 3/01/00 .........................       1,039,037
    950,000   Municipal Assistance Corp., New York City, New York, Revenue Bonds,
              Series E, 4.30%, 7/01/99 ........................................................         950,000
  1,000,000   Municipal Assistance Corp., New York City, New York, Revenue Bonds,
              Series G, 5.00%, 7/01/99 ........................................................       1,000,000
  1,950,000   Municipal Assistance Corp., New York City, New York, Revenue Bonds,
              Series J, 5.50%, 7/01/99 ........................................................       1,950,000
  1,000,000   Municipal Assistance Corp., New York City, New York, Revenue Bonds,
              Series M, 4.60%, 7/01/00 ........................................................       1,007,292
  3,000,000   Nassau County, New York, Industrial Development Agency, Civic
              Facilities Revenue, Cold Spring Harbor, Variable Rate Daily Demand
              Note, 3.35%, 1/01/34 (a) ........................................................       3,000,000
  1,055,000   New York City, New York, G.O., Escrowed to Maturity in U.S. Government
              Securities, Series D, 5.00%, 2/15/00 ............................................       1,065,270
  1,000,000   New York City, New York, G.O., Escrowed to Maturity in U.S. Government
              Securities, Series E, 5.00%, 2/15/00 ............................................       1,010,396
  1,070,000   New York City, New York, G.O., Escrowed to Maturity in U.S. Government
              Securities, Series J, 4.85%, 2/15/00 ............................................       1,081,672
  1,500,000   New York City, New York, G.O., Series 1996A, 7.25%, 3/15/20,
              (Escrowed in U.S. Government), Prerefunded 3/15/00 @ $101.50 ....................       1,564,261
    500,000   New York City, New York, G.O., Series B, (FGIC Insured), Variable
              Rate Daily Demand Note, 4.00%, 10/01/22 (a) .....................................         500,000
  1,375,000   New York City, New York, Health & Hospital Corp., Series A, (LOC:
              Morgan Guaranty Trust), Variable Rate Weekly Demand Note,
              3.30%, 2/15/26 (a) ..............................................................       1,375,000
  1,000,000   New York City, New York, Municipal Water Finance Authority, Water
              and Sewer System Revenue, (LOC: Westdeutsche Landesbank), Tax
              Exempt Commercial Paper, 3.60%, 7/07/99 .........................................       1,000,000
  2,000,000   New York City, New York, Municipal Water Finance Authority, Water
              and Sewer System Revenue, (LOC: Westdeutsche Landesbank), Tax
              Exempt Commercial Paper, 3.60%, 7/12/99 .........................................       2,000,000
  1,000,000   New York City, New York, Municipal Water Finance Authority, Water
              and Sewer System Revenue, Series A, (FGIC Insured), Variable Rate
              Daily Demand Note, 3.55%, 6/15/25 (a) ...........................................       1,000,000


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
New York Tax Free Money Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                          Description                                          Value
 ------                                          -----------                                          -----
$   600,000   New York City, New York, Sub Series A-4, (LOC: Chase Manhattan Bank),
              Variable Rate Daily Demand Note, 3.50%, 8/01/21 (a) .............................     $   600,000
    500,000   New York City, New York, Sub Series A-4, (LOC: Chase Manhattan Bank),
              Variable Rate Daily Demand Note, 3.35%, 8/01/23 (a) .............................         500,000
  1,000,000   New York City, New York, Sub Series A-5, (LOC: KBC Bank N.V.),
              Variable Rate Daily Demand Note, 3.70%, 8/01/15 (a) .............................       1,000,000
  1,000,000   New York City, New York, Sub Series A-10, (LOC: Morgan Guaranty Trust),
              Variable Rate Daily Demand Note, 4.00%, 8/01/16 (a) .............................       1,000,000
    300,000   New York City, New York, Sub Series B-2, (LOC: Morgan Guaranty Trust),
              Variable Rate Daily Demand Note, 4.00%, 8/15/19 (a) .............................         300,000
  1,000,000   New York City, New York, Transitional Finance Authority Revenue,
              Future Tax Secured Revenue Bond, Series A, 4.00%, 8/15/99 .......................       1,000,887
  1,000,000   New York City, New York, Transitional Finance Authority Revenue,
              Future Tax Secured  Revenue Bond, Series B, 4.00%, 11/15/99 .....................       1,003,975
  1,000,000   New York City, New York, Transitional Finance Authority Revenue,
              Sub Series B-2, 2.90%, 11/01/26, Mandatory Put - 11/01/99 @ $100 ................       1,000,000
  3,000,000   New York City, New York, Trust for Cultural Research Revenue Bonds,
              Museum of Broadcasting, (LOC: KBC Bank N.V.), Variable Rate Weekly
              Demand Note, 3.25%, 5/01/14 (a) .................................................       3,000,000
  1,400,000   New York State Dormitory Authority, City University System,
              Revenue Bond, 7.625%, 7/01/20, (Escrowed in U.S. Government),
              Prerefunded 7/1/00 @ $102 .......................................................       1,486,424
  2,000,000   New York State Dormitory Authority, New York, Public Library,
              Series A, Variable Rate  Weekly Demand Note, 3.25%, 7/01/28 (a) .................       2,000,000
  1,000,000   New York State Dormitory Authority, New York, Public Library
              Series B, Variable Rate Weekly Demand Note, 3.25%, 7/01/28 (a) ..................       1,000,000
  1,000,000   New York State Dormitory Authority Revenue (Sloan Kettering),
              Series B, (LOC: Chase Manhattan Bank), Variable Rate Weekly
              Demand Note, 3.40%, 7/01/19 (a) .................................................       1,000,000
  2,000,000   New York State Dormitory Authority Revenue (Sloan Kettering),
              Series B, (LOC: Chase Manhattan Bank), Variable Rate Daily Demand
              Note, 3.50%, 7/01/19 (a) ........................................................       2,000,000
  3,360,000   New York State Energy Research & Development Authority, Brooklyn
              Union Gas, (MBIA Insured), Variable Rate Weekly Demand Note,
              3.35%, 12/01/20 (a) .............................................................       3,360,000
  2,300,000   New York State Energy Research and Development Authority, P.C.R.,
              New York State Electric and Gas, (LOC: First National Bank of
              Chicago), Variable Rate Daily Demand Note, 3.45%, 10/01/29 (a) ..................       2,300,000
  1,300,000   New York State Energy Research & Development Authority, P.C.R.,
              Niagara Mohawk Power, Series A, (LOC: Toronto Dominion Bank),
              Variable Rate Daily Demand Note, 3.50%, 7/01/15 (a) .............................       1,300,000
  2,850,000   New York State Energy Research & Development Authority, P.C.R.,
              Orange/Rockland Utility, (AMBAC Insured), Variable Rate Weekly
              Demand Note, 3.10%, 8/01/15 (a) .................................................       2,850,000
    100,000   New York State Environmental Facilities Corp., State Clean Water
              and Drinking, Pooled Loan, Revenue Bond, 3.90%, 1/15/00 .........................         100,370
  3,000,000   New York State Housing Finance Agency, Contract Obligation Revenue,
              Series A, (LOC: Commerzbank), Variable Rate Weekly Demand Note,
              3.35%, 3/15/27 (a) ..............................................................       3,000,000
  3,000,000   New York State Housing Finance Agency, Hospital Special Surgery
              Staff, Series A, (LOC: Chase Manhattan Bank), Variable Rate Weekly
              Demand Note, 3.20%, 11/01/10 (a) ................................................       3,000,000
  3,000,000   New York State Housing Finance Agency, Normandie Court I Project,
              (LOC: Landesbank-Hessen-Thuringen), Variable Rate Weekly Demand
              Note, 3.20%, 5/15/15 (a) ........................................................       3,000,000
  1,000,000   New York State Local Government Assistance Corp., Series A, (LOC:
              Bayerische Landesbank 50%, Westdeutsche Landesbank 50%), Variable
              Rate Weekly Demand Note, 3.25%, 4/01/22 (a) .....................................       1,000,000


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
New York Tax Free Money Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                          Description                                          Value
 ------                                          -----------                                          -----
 $2,800,000   New York State Local Government Assistance Corp., Series G,
              (LOC: Bank of Nova Scotia), Variable Rate Weekly Demand Note,
              3.00%, 4/01/25 (a) ..............................................................     $ 2,800,000
  1,000,000   New York State Thruway Authority, General Revenue, (FGIC Insured),
              Variable Rate Daily Demand Note, 3.40%, 1/01/24 (a) .............................       1,000,000
  1,000,000   New York State Thruway Authority Highway and Bridge, Revenue Bond,
              Series A 6.00%, 4/01/00 .........................................................       1,021,426
  1,000,000   New York State Thruway Authority Highway and Bridge, Revenue Bond,
              Series A, 4.75%, 4/01/00 (a) ....................................................       1,012,367
  1,000,000   Syracuse, New York, I.D.A., Civic Facility Revenue, Multi-Modal
              Syracuse University Project (LOC: Morgan Guaranty Trust), Variable
              Rate Daily Demand Note, 3.40%, 3/01/23 (a) ......................................       1,000,000
  1,000,000   Westchester County, New York, G.O., 4.60%, 11/15/99 .............................       1,006,859
  1,690,000   Westchester County, New York, G.O., Series B, 5.75%, 9/15/99 ....................       1,700,152
    700,000   Westchester County, New York, G.O., Series B, 4.00%, 11/15/99 ...................         702,680
                                                                                                    -----------
Total New York (Amortized Cost $79,902,247) ...................................................      79,902,247
                                                                                                    -----------
              PUERTO RICO - 3.6%

  1,000,000   Puerto Rico Commonwealth Highway and Transportation Authority,
              Series A, (AMBAC Insured), Variable Rate Weekly Demand Note, 3.10%,
              7/01/28 (a) .....................................................................       1,000,000
  2,000,000   Puerto Rico Housing Bank and Finance Agency, Special Obligation
              Revenue Bond, Series H, (FSA Insured), 5.75%, 10/01/99 ..........................       2,012,499
                                                                                                    -----------
Total Puerto Rico (Amortized Cost $3,012,499) .................................................       3,012,499
                                                                                                    -----------
Total Investments (Amortized Cost $82,914,746) ......................................     99.2%     82,914,746
Other Assets in Excess of Liabilities ...............................................      0.8%        669,174
                                                                                         -----      -----------
Net Assets ..........................................................................    100.0%     $83,583,920
                                                                                         =====      ===========


--------------
(a) Securities payable on demand, secured by Bank Letter of Credit on other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or an index of money interest rates.

The following abbreviations are used in portfolio descriptions:
    AMBAC   - American Municipal Bond Assurance Corporation
    FGIC    - Financial Guaranty Insurance Corporation
    G.O.    - General Obligation
    I.D.A.  - Industrial Development Authority
    LOC     - Letter of Credit
    MBIA    - Municipal Bond Investors Assurance
    P.C.R.  - Pollution Control Revenue
    RAN     - Revenue Anticipation Note
    TAN     - Tax Anticipation Note
    TRAN    - Tax and Revenue Anticipation Note

--------------------------------------------------------------------------------
Tax Free Money Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                          Description                                          Value
 ------                                          -----------                                          -----
              ARIZONA - 0.4%

$   500,000   Scottsdale, Arizona, G.O., Series A, 6.50%, 7/01/00 .............................     $   513,118
                                                                                                    -----------
              CALIFORNIA - 3.3%

  4,100,000   Los Angeles County, California, G.O. TRAN, 4.00%, 6/30/00 .......................       4,126,876
                                                                                                    -----------
              COLORADO - 0.6%

    805,000   Colorado Housing Finance Authority, Multifamily Housing, (Hunters Project),
               (Guaranteed by FNMA), Variable Rate Weekly Demand Note, 3.70%, 10/15/16 (a) ....         805,000
                                                                                                    -----------
              CONNECTICUT - 2.4%

  3,000,000   Connecticut HEFA (Yale University), Variable Rate Demand Bonds,
               (Tax Exempt Commercial Paper Mode), 3.40%, 7/01/99 .............................       3,000,000
                                                                                                    -----------
              DELAWARE - 0.8%

  1,000,000   Delaware State, G.O., Series B 5.00%, 5/01/00 ...................................       1,014,492
                                                                                                    -----------
              FLORIDA - 3.4%

  2,285,000   Florida Housing Finance Agency, River Oaks, (LOC: Citibank),
               Variable Rate Weekly Demand Note, 3.35%, 12/01/07 (a) ..........................       2,285,000
  2,000,000   Florida State, Department of Environmental Protection,
               Environmental Preservation 2000-B, (FSA Insured), 4.50%, 7/01/99 ...............       2,000,000
                                                                                                    -----------
                                                                                                      4,285,000
                                                                                                    -----------
              GEORGIA - 9.3%

  1,000,000   Cobb County, Georgia, Housing Authority, (Post Mill Project),
               (Guaranteed by FNMA), Variable Rate Weekly Demand Note, 3.35%,
               6/01/25 (a) ....................................................................       1,000,000
  1,000,000   Georgia State, G.O.,
               7.25%, 9/01/99 .................................................................       1,006,011
  1,000,000   Macon-Bibb County, Georgia, Hospital Authority Revenue, (Medical
               Center of Central Georgia), (LOC: SunTrust Bank), Variable Rate
               Weekly Demand Note, 3.75%, 12/01/18 (a) ........................................       1,000,000
  3,300,000   Municipal Electric Authority of Georgia, (LOC:
               Landesbank-Hessen-Thuringen), Variable Rate Weekly Demand Notes,
               3.35%, 6/01/20 (a) .............................................................       3,300,000
  5,300,000   Smyrna Housing Authority, Multifamily Housing, (F&M Villages Project),
               (Guaranteed by FNMA), Variable Rate Weekly Demand Note, 3.35%, 6/01/25 (a) .....       5,300,000
                                                                                                    -----------
                                                                                                     11,606,011
                                                                                                    -----------
              ILLINOIS - 9.7%

  1,000,000   Chicago, Illinois, G.O. Adjustable Tender Notes, (LOC: Morgan
               Guaranty Trust), 2.85%, 10/28/99 ...............................................       1,000,000
  4,100,000   Illinois Health Facilities Authority, (Northwestern Memorial Hospital),
               Variable Rate Daily Demand Note, 3.45%, 8/15/25 ................................       4,100,000
  2,000,000   Illinois Health Facilities Authority, (Gottlieb Health
               Resources, Inc.), (LOC: Harris Trust and Savings Bank), Variable
               Rate Weekly Demand Note, 3.65%, 11/15/24 (a) ...................................       2,000,000
  2,000,000   Illinois Health Facilities Authority, (Gottlieb Health
               Resources, Inc.), (LOC: Harris Trust and Savings Bank), Variable
               Rate Weekly Demand Note, 3.65%, 11/15/25 (a) ...................................       2,000,000
  1,000,000   Illinois Health Facilities Authority, Series A, (Evanston
               Hospital Corp. Project), 3.15%, 3/15/25, Mandatory Put - 8/02/99
               @ $100 .........................................................................       1,000,000
  1,000,000   Illinois State, G.O., (MBIA Insured), 5.375%, 5/01/00 ...........................       1,017,466
  1,000,000   Schaumburg, Illinois, Series A, Variable Rate Weekly Demand Note, 3.70%,
               12/01/13 (a) ...................................................................       1,000,000
                                                                                                    -----------
                                                                                                     12,117,466
                                                                                                    -----------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Tax Free Money Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                          Description                                          Value
 ------                                          -----------                                          -----
              INDIANA - 1.3%

$ 1,600,000   Purdue University, Student Fee Bonds, Series L, Variable Rate
               Weekly Demand Note 3.50%, 7/01/20 (a) ..........................................     $ 1,600,000
                                                                                                    -----------
              KANSAS - 0.8%

  1,000,000   Kansas State, Department of Transportation Highway Revenue,
               Revenue Bond, 4.60%, 3/01/00 ...................................................       1,009,169
                                                                                                    -----------
              KENTUCKY - 2.4%

  3,000,000   Kentucky Asset/Liability Commission, Project Notes, Agency Funds
               (LOC: Commerzbank), 3.15%, 8/09/99 .............................................       3,000,000
                                                                                                    -----------
              MARYLAND - 4.0%

  1,000,000   Maryland State, G.O., 6.70%, 7/15/99 ............................................       1,001,156
  2,000,000   Maryland State Health and Higher Educational Facilities
               Authority, (Charity Obligated Group), Series F, Variable Rate
               Weekly Demand Note, 3.35%, 11/01/17 (a) ........................................       2,000,000
  2,000,000   Maryland State Health and Higher Educational Facilities
               Authority, University of Maryland Medical System, (LOC: First
               National Bank of Chicago), Series F, Variable Rate Weekly Demand
               Note, 3.65%, 7/01/24 ...........................................................       2,000,000
                                                                                                    -----------
                                                                                                      5,001,156
                                                                                                    -----------
              MASSACHUSETTS - 4.6%

  4,000,000   Massachusetts Bay Transportation Authority, RAN, Series A, 3.50%, 2/25/00 .......       4,008,257
  1,800,000   Massachusetts State Water Pollution Abatement Trust, Revenue Bond, Pool Loan,
               Series 4, 4.25%, 8/01/99 .......................................................       1,801,621
                                                                                                    -----------
                                                                                                      5,809,878
                                                                                                    -----------
              MICHIGAN - 4.4%

  1,000,000   Michigan State Building Authority, Series 2, (LOC: Canadian
               Imperial Bank), Tax Exempt Commercial Paper, 3.15%, 8/05/99 ....................       1,000,000
  1,000,000   University of Michigan, Series B, Tax Exempt Commercial Paper
               3.00%, 7/20/99 .................................................................       1,000,000
    500,000   University of Michigan, Series B, Tax Exempt Commercial Paper
               3.40%, 7/20/99 .................................................................         500,000
  1,000,000   University of Michigan, Series B, Tax Exempt Commercial Paper
               3.15%, 8/18/99 .................................................................       1,000,000
  2,000,000   University of Michigan, Series B, Tax Exempt Commercial Paper
               3.25%, 8/24/99 .................................................................       2,000,000
                                                                                                    -----------
                                                                                                      5,500,000
                                                                                                    -----------
              MINNESOTA - 2.4%

  1,000,000   Minnesota State, G.O., 4.50%, 6/01/00 ...........................................       1,010,892
  2,000,000   University of Minnesota, Series A, Variable Rate Weekly Demand Note,
               3.50%, 1/01/34 (a) .............................................................       2,000,000
                                                                                                    -----------
                                                                                                      3,010,892
                                                                                                    -----------
              MISSOURI - 0.7%

    810,000   Missouri State, G.O., Water Pollution Control, Series A, 6.00%, 8/01/99 .........         812,048
                                                                                                    -----------
              NEVADA - 2.4%
  3,000,000   Las Vegas Valley Water District, Nevada, (LOC: Westdeutsche
               Landesbank), Tax Exempt Commercial Paper, 3.20%, 8/09/99 .......................        3,000,000
                                                                                                    -----------
              NEW HAMPSHIRE - 1.7%

  2,100,000   New Hampshire State, I.D.A., (LOC: UBS AG), Variable Rate Monthly Demand Note,
               3.30%, 7/01/13 (a) .............................................................       2,100,000
                                                                                                    -----------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Tax Free Money Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                          Description                                          Value
 ------                                          -----------                                          -----
              NEW JERSEY - 1.9%

$ 2,350,000   New Jersey State, G.O., Series D, 5.10%, 2/15/00 ................................     $ 2,377,442
                                                                                                    -----------
              NEW YORK - 15.4%

  2,000,000   Buffalo, New York, RAN, Series A, (LOC:
               Landesbank-Hessen-Thuringen), 3.75%, 7/27/99 ...................................       2,000,848
  1,000,000   Long Island Power Authority, New York, Electric System Revenue,
               Variable Rate Demand Bonds, (Tax Exempt Commercial Paper Mode),
               (LOC: Westdeutsche Landesbank 50%, Bayerische Landesbank 50%),
               3.10%, 7/19/99 .................................................................       1,000,000
  3,000,000   Metropolitan Transportation Authority, New York, Tax Exempt
               Commercial Paper 3.25%, 9/08/99 ................................................       3,000,000
  3,220,000   Municipal Assistance Corp. for New York City, New York, Series
               L, Revenue Bond 5.00%, 7/01/99 .................................................       3,220,000
    100,000   New York, New York, Sub Series B-2, (LOC: Morgan Guaranty
               Trust), Variable Rate Daily Demand Note, 4.00%, 8/15/21 (a) ....................         100,000
  2,000,000   New York City, New York, Transitional Finance Authority Revenue,
               Sub Series B-1, 2.90%, 11/01/27, Mandatory Put - 11/01/99 @ $100 ...............       2,000,000
    600,000   New York City, New York, G.O., Sub Series A-4, (LOC: Chase
               Manhattan Bank), Variable Rate Daily Demand Note, 3.50%, 8/01/21(a) ............         600,000
  2,000,000   New York City, New York, Municipal Water Finance Authority,
               Water and Sewer System Revenue, (LOC: Westdeutsche Landesbank),
               Tax Exempt Commercial Paper, 3.20%, 7/09/99 ....................................       2,000,000
    800,000   New York City, New York, Municipal Water Finance Authority,
               Water and Sewer System Revenue, Series A, (FGIC Insured),
               Variable Rate Daily Demand Note, 3.55%, 6/15/25 (a) ............................         800,000
  2,505,000   New York State, Energy Research and Development Authority,
               P.C.R., New York State Electric and Gas, (LOC: Morgan Guaranty
               Trust), Variable Rate Daily Demand Note, 3.45%, 6/01/29 (a) ....................       2,505,000
  2,000,000   New York State, Energy Research and Development Authority,
               P.C.R., New York State Electric and Gas, (LOC: First National
               Bank of Chicago), Variable Rate Daily Demand Note, 3.05%,
               10/01/29 (a) ...................................................................       2,000,000
                                                                                                    -----------
                                                                                                     19,225,848
                                                                                                    -----------
              NORTH CAROLINA - 6.1%

  4,000,000   Charlotte-Mecklenberg Hospital Authority, North Carolina, Health
               Care System Revenue, Series D, Variable Rate Weekly Demand Note,
               3.70%, 1/15/26 (a) .............................................................       4,000,000
    805,000   Forsyth County, North Carolina, G.O. 4.00%, 8/01/99 .............................         805,540
    800,000   North Carolina Medical Care Commission, Moses H. Cone Memorial
               Hospital Project, Variable Rate Weekly Demand Note, 3.65%,
               10/01/23 (a) ...................................................................         800,000
  2,000,000   North Carolina State, G.O., Series A, 4.70%, 2/01/00 ............................       2,018,145
                                                                                                    -----------
                                                                                                      7,623,685
                                                                                                    -----------
              OHIO - 1.0%

  1,300,000   Ohio State, G.O., Natural Resource Capital Facilities, Series D
               4.00%, 4/01/00 .................................................................       1,306,630
                                                                                                    -----------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Tax Free Money Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                          Description                                          Value
 ------                                          -----------                                          -----
              PENNSYLVANIA - 2.4%

$   300,000   Delaware County, Pennsylvania, Industrial Development Authority,
               P.C.R., Philadelphia Electric Company, (LOC: Toronto Dominion
               Bank), Variable Rate Weekly Demand Note, 3.40%, 8/01/16 (a) ....................     $   300,000
    500,000   Lehigh County, Pennsylvania, I.D.A., Allegheny Electric, (LOC:
               Rabobank Nederland), Variable Rate Monthly Demand Note, 3.30%,
               6/01/14 (a) ....................................................................         500,000
  2,200,000   York County, Pennsylvania, Industrial Development Authority, P.C.R.,
               Philadelphia Electric Company, (LOC: Toronto Dominion Bank),
               Variable Rate Daily Demand Note 3.40%, 8/01/16 (a) .............................       2,200,000
                                                                                                    -----------
                                                                                                      3,000,000
                                                                                                    -----------
              SOUTH CAROLINA - 3.1%

  2,900,000   Rock Hill, South Carolina, Combined Utility System Revenue, Series B,
               (AMBAC Insured),Variable Rate Weekly Demand Note, 3.30%, 1/01/23 (a) ...........       2,900,000
  1,000,000   South Carolina State, G.O., Capital Improvement, Series A, 4.50%, 8/01/99 .......       1,000,810
                                                                                                    -----------
                                                                                                      3,900,810
                                                                                                    -----------
              TENNESSEE - 2.8%

  2,000,000   Tennessee School Bond Authority, Tax Exempt Commercial Paper,
               3.35%, 8/12/99 .................................................................       2,000,000
  1,500,000   Tennessee School Bond Authority, Tax Exempt Commercial Paper,
               3.50%, 8/12/99 .................................................................       1,500,000
                                                                                                    -----------
                                                                                                      3,500,000
                                                                                                    -----------
              TEXAS - 9.4%

    700,000   Harris County, Texas, Tax Exempt Commercial Paper, Series B
               3.25%, 7/14/99 .................................................................         700,000
  2,000,000   Southwest Higher Education Authority Inc., Southern Methodist
               University, Project B, (LOC: Landesbank-Hessen -Thuringen),
               Variable Rate Weekly Demand Note, 3.55%, 10/01/29 (a) ..........................        2,000,000
    565,000   Texas Small Business Industrial Development Corporation, Texas
               Public Facilities Capital Access, (LOC: KBC Bank N.V.), Variable
               Rate Weekly Demand Note, 3.55%, 7/01/26 (a) ....................................         565,000
  4,000,000   Texas State, TRAN, 4.50%, 8/31/99 ...............................................       4,007,107
  1,000,000   University of Texas, Texas, Tax Exempt Commercial Paper,
               3.05%, 7/19/99 .................................................................       1,000,000
  2,000,000   University of Texas, Texas, Tax Exempt Commercial Paper,
               3.10%, 8/17/99 .................................................................       2,000,000
  1,500,000   University of Texas, Texas, Tax Exempt Commercial Paper,
               3.30%, 2/07/00 .................................................................       1,500,000
                                                                                                    -----------
                                                                                                     11,772,107
                                                                                                    -----------

              VERMONT - 3.8%

  4,735,000   Vermont I.D.A., Central Vermont Public Service, (LOC: Toronto
               Dominion Bank), Variable Rate Monthly Demand Note, 3.35%,
               12/01/13 (a) ...................................................................       4,735,000
                                                                                                    -----------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Tax Free Money Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                          Description                                          Value
 ------                                          -----------                                          -----
              WASHINGTON - 0.8%

$ 1,000,000   Washington State, G.O., Series 1995C, 5.50%, 7/01/99 ............................    $  1,000,000
                                                                                                   ------------

              WISCONSIN - 1.2%

    500,000   Milwaukee, Wisconsin, G.O., Series A, 5.00%, 2/01/00 ............................         505,317
  1,000,000   Wisconsin State, G.O., Series 1, 4.80%, 11/01/99 ................................       1,005,545
                                                                                                   ------------
                                                                                                      1,510,862
                                                                                                   ------------

Total Investments (Amortized Cost $128,263,490) .........................................  102.5%   128,263,490
Other Liabilities in Excess of Other Assets .............................................   (2.5)%   (3,168,986)
                                                                                           -----   ------------
Net Assets ..............................................................................  100.0%  $125,094,504
                                                                                           =====   ============

---------------
(a) Securities payable on demand, secured by bank Letters of Credit or other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or an index of market interest rates.


The following abbreviations are used in portfolio descriptions:

    AMBAC   - American Municipal Bond Assurance Corporation
    CSD     - Central School District
    FGIC    - Financial Guaranty Insurance Corporation
    G.O.    - General Obligation
    I.D.A.  - Industrial Development Authority
    LOC     - Letter of Credit
    MBIA    - Municipal Bond Investors Assurance
    P.C.R.  - Pollution Control Revenue
    RAN     - Revenue Anticipation Note
    TAN     - Tax Anticipation Note
    TRAN    - Tax and Revenue Anticipation Note
    UFSD    - United Free School District

--------------------------------------------------------------------------------
Treasury Money Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                          Description                                          Value
 ------                                          -----------                                          -----
               U.S. TREASURY NOTES/BONDS - 22.6%

$ 15,000,000   6.375%, 7/15/99 ................................................................     $ 15,008,967
 169,000,000   6.875%, 8/31/99 ................................................................      169,567,766
 117,000,000   5.875%, 11/15/99 ...............................................................      117,440,803
  24,000,000   7.75%, 1/31/00 .................................................................       24,397,884
 135,000,000   5.875%, 2/15/00 ................................................................      135,641,096
  89,000,000   7.125%, 2/29/00 ................................................................       90,153,507
                                                                                                    -----------
Total U.S. Treasury Notes/Bonds (Amortized Cost $552,210,032) .................................      552,210,023
                                                                                                    -----------
               REPURCHASE AGREEMENTS - 76.8%
  95,000,000   Tri-Party Repurchase Agreement with Banque Paribas, Dated
                 6/30/99, 4.90%, principal and interest in the amount of
                 $95,012,931 due 7/01/99, (Collateralized by U.S. Treasury Bond,
                 par value of $95,000,059, coupon rate of 8.125%, due 5/15/21,
                 value of $96,900,060) ........................................................      95,000,000

  95,000,000   Tri-Party Repurchase Agreement with Chase Manhattan, Dated
                 6/30/99, 4.70%, principal and interest in the amount of
                 $95,012,403 due 7/01/99, (Collateralized by U.S. Treasury Note,
                 par value of $96,780,000, coupon rate of 5.75%, due 6/30/01,
                 value of $96,900,978) ........................................................       95,000,000

 100,000,000   Tri-Party Repurchase Agreement with CIBC, Dated 6/30/99, 4.75%, principal and interest in the amount of $100,013,194 due
                 7/01/99, (Collateralized by U.S. Treasury Bonds, par value of
                 $69,467,000, coupon rates of 7.50% to 9.875%, due from 11/15/15 to 11/15/16, value of $82,869,272; and U.S. Treasury Note, par value of $18,651,000, coupon rate of 6.125%, due 8/15/07, value
                 of $19,135,000) ..............................................................      100,000,000

 100,000,000   Tri-Party Repurchase Agreement with Credit Suisse First Boston,
                 Dated 4/07/99, 4.73%, principal and interest in the amount of
                 $101,182,500 due 7/06/99, (Collateralized by U.S. Treasury
                 Bills, par value of $108,012,000, coupon rates of 4.485% to
                 4.615%, due from 3/30/00 to 5/25/00, value of $103,481,211) ..................      100,000,000

 100,000,000   Tri-Party Repurchase Agreement with Goldman Sachs, Dated
                 6/30/99, 4.80%, principal and interest in the amount of
                 $100,013,333 due 7/01/99, (Collateralized by U.S. Treasury Note,
                 par value of $100,000,097, coupon rate of 5.25%, due 5/14/04,
                 value of $102,000,099) .......................................................      100,000,000

 100,000,000   Tri-Party Repurchase Agreement with Greenwich Capital, Dated
                 6/30/99, 4.85%, principal and interest in the amount of
                 $100,013,472 due 7/01/99, (Collateralized by U.S. Treasury
                 Bonds, par value of $28,191,000, coupon rates of 5.25% to
                 14.25%, due from 2/15/02 to 2/15/29, value of $32,991,763; and
                 U.S. Treasury Notes, par value of $67,618,000, coupon rates of
                 4.25% to 8.00%, due from 7/15/99 to 2/15/08, value of
                 $69,009,842) .................................................................      100,000,000

  95,000,000   Tri-Party Repurchase Agreement with JP Morgan, Inc., Dated
                 6/30/99, 4.70%, principal and interest in the amount of
                 $95,012,403 due 7/01/99, (Collateralized by U.S. Treasury Notes,
                 par value of $95,000,383, coupon rates of 4.50% to 6.50%, due
                 from 1/31/01 to 5/31/01, value of $96,900,390) ...............................       95,000,000

 100,000,000   Tri-Party Repurchase Agreement with Merrill Lynch, & Co., Dated
                 6/30/99, 4.70%, principal and interest in the amount of
                 $100,013,056 due 7/01/99, (Collateralized by U.S. Treasury Bond,
                 par value of $35,064,000, coupon rate of 13.25%, due 5/15/14, value of $53,450,600; and U.S. Treasury Notes, par value of
                 $47,456,000, coupon rate of 6.25% to 7.75%, due from 5/31/00 to
                 2/15/01, value of $48,552,320) ...............................................      100,000,000


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Treasury Money Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                          Description                                          Value
 ------                                          -----------                                          -----
$200,000,000   Tri-Party Repurchase Agreement with Merrill Lynch, Dated 4/07/99,
                 4.74%, principal and interest in the amount of $200,026,333 due
                 7/27/99, (Collateralized by U.S. Treasury Bonds, par value of
                 $37,834,000, coupon rates of 10.375% to 13.25%, due from
                 11/15/12 to 5/15/14, value of $48,857,045; U.S. Treasury Notes, par value of $141,030,000, coupon rates of 5.375% to 6.50%, due from 8/15/99 to 5/15/08, value of $142,386,590; and U.S.
                 Treasury Strips, par value of $36,484,000, coupon rate of
                 9.875%, due 11/15/15, value of $12,759,185) ..................................     $200,000,000

  18,555,034   Tri-Party Repurchase Agreement with Morgan Stanley Dean Witter ,
                 Dated 6/30/99, 2.90%, principal and interest in the amount of
                 $18,556,529 due 7/01/99, (Collateralized by U.S. Treasury Notes,
                 par value of $20,132,089, coupon rates of 4.625% to 6.50%, due from 11/30/00 to 10/15/06, value of $20,534,522; and U.S.
                 Treasury Bonds, par value of $524,758, coupon rates of 9.00% to
                 10.625%, due from 8/15/15 to 11/15/18, value of $535,461) ....................       18,555,034

 178,123,830   Tri-Party Repurchase Agreement with Morgan Stanley Dean Witter,
                 Dated 6/30/99, 4.75%, principal and interest in the amount of
                 $178,147,332 due 7/01/99, (Collateralized by U.S. Treasury
                 Notes, par value of $173,074,138, coupon rates of 4.625% to
                 6.50%, due from 11/30/00 to 10/15/06, value of $176,533,829; and
                 U.S. Treasury Bonds, par value of $4,511,306, coupon rates of
                 9.00% to 10.625%, due from 8/15/15 to 11/15/18, value of
                 $4,603,323) ..................................................................      178,123,830

  95,000,000   Tri-Party Repurchase Agreement with Salomon Smith Barney, Dated
                 6/30/99, 4.85%, principal and interest in the amount of
                 $95,012,799 due 7/01/99, (Collateralized by U.S. Treasury Notes,
                 par value of $94,586,000, coupon rates of 5.875% to 6.375%, due
                 from 7/31/99 to 2/15/07, value of $96,942,595) ...............................       95,000,000

 100,000,000   Tri-Party Repurchase Agreement with Swiss Bank, Dated 6/30/99,
                 4.75%, principal and interest in the amount of $100,013,194 due
                 7/01/99, (Collateralized by U.S. Treasury Strips, par value of
                 $234,783,000, coupon rates of 8.875% to 10.00%, due from 5/15/11
                 to 1/15/17, value of $102,000,668) ...........................................      100,000,000

 200,000,000   Tri-Party Repurchase Agreement with Swiss Bank, Dated 6/30/99,
                 4.80%, principal and interest in the amount of $200,026,667 due
                 7/01/99, (Collateralized by U.S. Treasury Strips, par value of
                 $86,000,000, coupon rate of 11.75%, due 11/15/14, value of
                 $44,599,599; U.S. Treasury Strips, par value of $425,202,000, coupon rates of 8.80% to 10.00%, due 8/15/10 to 8/15/17, value
                 of $159,402,267) .............................................................      200,000,000

 300,000,000   Open Tri-Party Repurchase Agreement with Westdeutsche
                 Landesbank, Dated 2/01/99, 4.77%, Daily Variable Rate, principal amount of $300,000,000, interest amount varies dependent on rate, due 12/31/99, (Collateralized by U.S. Treasury Notes, par
                 value of $186,840,392, coupon rate of 5.50% to 7.50%, due from
                 7/15/99 to 4/30/03, value of $190,577,200; and U.S. Treasury
                 Bonds, par value of $113,162,765, coupon rates of 6.125% to
                 12.00%, due from 2/15/01 to 11/15/27, value of $115,426,020) .................      300,000,000
                                                                                                  --------------
Total Repurchase Agreements (Amortized Cost $1,876,678,864) ...................................    1,876,678,864
                                                                                                  --------------
Total Investments
(Amortized Cost $2,428,888,896) .........................................................  99.4%   2,428,888,887
Other Assets in Excess of Liabilities ...................................................   0.6%      14,288,915
                                                                                          -----   --------------
Net Assets .............................................................................. 100.0%  $2,443,177,802
                                                                                          =====   ==============



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Portfolios

Statements of Operations For the six months ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------


                                                  Cash                NY Tax           Tax Free          Treasury
                                                Management          Free Money           Money             Money
                                              --------------       ------------      ------------       -------------
Investment Income

   Interest ..............................     $ 166,249,559      $   1,314,462      $   2,412,077      $  53,111,532
                                               -------------      -------------      -------------      -------------

Expenses

   Advisory Fees .........................         5,013,875             65,575            115,467          1,662,515
   Administration and Services Fees ......         1,671,292             21,858             38,489            554,172
   Professional Fees .....................            13,334             11,874              9,422             15,505
   Trustees Fees .........................             1,935              1,832              2,152              2,250
   Miscellaneous .........................               796                623                806             29,690
                                               -------------      -------------      -------------      -------------
   Total Expenses ........................         6,701,232            101,762            166,336          2,264,132
   Less: Fees Waived by Bankers Trust ....          (684,734)           (14,171)           (12,380)           (47,278)
                                               -------------      -------------      -------------      -------------
      Net Expenses .......................         6,016,498             87,591            153,956          2,216,854
                                               -------------      -------------      -------------      -------------
Net Investment Income ....................       160,233,061          1,226,871          2,258,121         50,894,678
Net Realized Gain (Loss) from
   Investment Transactions ...............           325,021               --               (4,748)            19,026
                                               -------------      -------------      -------------      -------------
Net Increase in Net Assets from Operations     $ 160,558,082      $   1,226,871      $   2,253,373      $  50,913,704
                                               =============      =============      =============      =============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Portfolios

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                           Cash Management                           NY Tax Free Money
                                                ------------------------------------      ------------------------------------
                                                    For the                                    For the
                                                   six months            For the              six months             For the
                                                     ended              year ended              ended               year ended
                                                June 30, 1999(1)       Dec. 31, 1998       June 30, 1999(1)        Dec. 31, 1998
                                                ---------------       --------------      -----------------        -------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income .................     $    160,233,061      $    286,987,238       $   1,226,871         $   2,720,676
   Net Realized Gain (Loss)
      from Investment Transactions .......              325,021               320,470                --                    (472)
                                               ----------------      ----------------       -------------         -------------
Net Increase in Net Assets from
   Resulting Operations ..................          160,558,082           287,307,708           1,226,871             2,720,204
                                               ----------------      ----------------       -------------         -------------
Capital Transactions
   Proceeds from Capital Invested ........       20,588,149,400        85,829,057,272         131,517,561           445,882,258
   Value of Capital Withdrawn ............      (19,066,540,604)      (84,691,836,966)       (127,214,810)         (456,159,159)
                                               ----------------      ----------------       -------------         -------------
Net Increase (Decrease) in Net Assets from
   Capital Transactions ..................        1,521,608,796         1,137,220,306           4,302,751           (10,276,901)
                                               ----------------      ----------------       -------------         -------------
Total Increase (Decrease) in Net Assets ..        1,682,166,878         1,424,528,013           5,529,622            (7,556,697)
Net Assets
Beginning of Period ......................        5,464,252,989         4,039,724,975          78,054,298            85,610,995
                                               ----------------      ----------------       -------------         -------------
End of Period ............................     $  7,146,419,867      $  5,464,252,989       $  83,583,920         $  78,054,298
                                               ================      ================       =============         =============



                                                           Tax Free Money                             Treasury Money
                                                ------------------------------------       ---------------------------------
                                                    For the                                    For the
                                                  six months             For the              six months            For the
                                                     ended             year ended               ended              year ended
                                                June 30, 1999(1)      Dec. 31, 1998        June 30, 1999(1)      Dec. 31, 1998
                                                ---------------       -------------        ----------------      -------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income .................      $   2,258,121        $     5,433,301       $    50,894,678      $    127,099,237
   Net Realized Gain (Loss)
     from Investment Transactions ........             (4,748)                 2,973                19,026               236,294
                                                -------------        ---------------       ---------------      ----------------
Net Increase in Net Assets from Operations          2,253,373              5,436,274            50,913,704           127,335,531
                                                -------------        ---------------       ---------------      ----------------
Capital Transactions
   Proceeds from Capital Invested ........        254,142,046          1,183,260,739         5,226,674,257        23,769,168,473
   Value of Capital Withdrawn ............       (332,902,159)        (1,137,974,531)       (4,873,056,588)      (23,977,157,512)
                                                -------------        ---------------       ---------------      ----------------
Net Increase (Decrease) in Net Assets from
   Capital Transactions ..................        (78,760,113)            45,286,208           353,617,669          (207,989,039)
                                                -------------        ---------------       ---------------      ----------------
Total Increase (Decrease) in Net Assets ..        (76,506,740)            50,722,482           404,531,373           (80,653,508)
Net Assets
Beginning of Period ......................        201,601,244            150,878,762         2,038,646,429         2,119,299,937
                                                -------------        ---------------       ---------------      ----------------
End of Period ............................      $ 125,094,504        $   201,601,244       $ 2,443,177,802      $  2,038,646,429
                                                =============        ===============       ===============      ================


----------------
(1) Unaudited.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Portfolios


Financial Highlights
--------------------------------------------------------------------------------


Contained below are selected ratios and supplemental data for each of the years indicated for each of the Portfolios.



                                                                                       Cash Management
                                                For the           -------------------------------------------------------------
                                               six months                        For the years ended December 31,
                                             ended June 30,       -------------------------------------------------------------
                                                 1999(1)            1998         1997         1996         1995        1994
                                              ------------          ----         ----         ----         ----        ----
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted) ....   $7,146,420        $5,464,253   $4,039,725   $3,261,910   $2,615,932  $2,735,025
   Ratios to Average Net Assets:
   Net Investment Income ....................         4.80%(3)          5.37%        5.43%        5.27%        5.77%       4.24%
   Expenses .................................         0.18%(3)          0.18%        0.18%        0.18%        0.18%       0.18%
   Decrease Reflected in Above Expense
     Ratios Due to Expenses Reimbursed
     and/or Fees Waived by Bankers Trust ....         0.02%(3)          0.02%        0.02%        0.02%        0.02%       0.02%



                                                                                    NY Tax Free Money
                                                For the           -------------------------------------------------------------
                                               six months                     For the years ended December 31,
                                              ended June 30,      -------------------------------------------------------------
                                                  1999(1)          1998           1997          1996         1995        1994
                                              --------------       ----           ----          ----         ----        ----
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted) ....   $83,584           $ 78,054       $85,611       $76,033      $70,933     $79,334
   Ratios to Average Net Assets:
   Net Investment Income ....................      2.83%(3)           3.17%         3.37%         3.18%        3.62%       2.60%
   Expenses .................................      0.20%(3)           0.20%         0.20%         0.20%        0.20%       0.20%
   Decrease Reflected in Above Expense
     Ratios Due to Expenses Reimbursed
     and/or Fees Waived by Bankers Trust ....      0.02%(3)           0.05%         0.03%         0.05%        0.04%       0.03%



                                                                                       Tax Free Money
                                                For the         ----------------------------------------------------------------
                                              six months                       For the years ended December 31,
                                             ended June 30,     ----------------------------------------------------------------
                                                1999(1)           1998           1997          1996          1995        1994
                                             -------------        ----           ----          ----          ----        ----
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted) ...    $125,095         $201,601       $150,879      $117,714      $119,703    $110,408
   Ratios to Average Net Assets:
   Net Investment Income ...................        2.94%(3)         3.26%          3.45%         3.34%         3.82%       2.76%
   Expenses ................................        0.20%(3)         0.20%          0.20%         0.20%         0.20%       0.20%
   Decrease Reflected in Above Expense
     Ratios Due to Expenses Reimbursed
     and/or Fees Waived by Bankers Trust ...        0.02%(3)         0.04%          0.02%         0.04%         0.03%       0.03%



                                                                                          Treasury Money
                                                   For the        ----------------------------------------------------------------
                                                 six months                      For the years ended December 31,
                                                ended June 30,    ----------------------------------------------------------------
                                                   1999(1)           1998           1997           1996          1995        1994
                                                -------------        ----           ----           ----          ----        ----
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted) ....    $2,443,178        $2,038,646    $2,119,300     $1,979,713    $1,941,082   $882,775
   Ratios to Average Net Assets:
   Net Investment Income ....................          4.59%(3)          5.23%         5.29%          5.14%         5.58%      3.93%
   Expenses .................................          0.20%(3)          0.20%         0.20%          0.20%         0.20%      0.20%
   Decrease Reflected in Above Expense
     Ratios Due to Expenses Reimbursed
     and/or Fees Waived by Bankers Trust ....          0.00%(2,3)        0.00%(2)      0.00%(2)        0.00%(2)      0.01%     0.01%

----------------
(1) Unaudited.
(2) Less than 0.01%.
(3) Annualized.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Portfolios


Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------


Note 1 -- Organization and Significant Accounting Policies
A.  Organization
Cash Management Portfolio, NY Tax Free Money Portfolio, Tax Free Money Portfolio and Treasury Money Portfolio (each a "Portfolio", and collectively, the "Portfolios") are registered under the Investment Company Act of 1940 (the "Act"), as amended, as open-end management investment companies. The portfolios were organized as an unincorporated trust under the laws of New York and began operations as follows:



                       Organization         Commencement
Portfolio                  Date             of Operations
---------              -------------       ---------------
Cash Management       March 26, 1990         July 23, 1990
NY Tax Free Money     March 26, 1990     February 19, 1991
Tax Free Money        March 26, 1990     February 19, 1991
Treasury Money        March 26, 1990         July 23, 1990

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue shares of beneficial interest in the Portfolios.

B.  Security Valuation
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and represents the fair value of each Portfolio's investments.

C.  Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolios are allocated pro rata among the investors in the respective Portfolios at the time of such determination.

D.  Repurchase Agreements
Each of the Portfolios may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolios' Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodian, and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Fund may enter into tri-party repurchase agreements with broker-dealers, and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to purchase at a set time and price. The third party, which is the brokers custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults.

E.  Federal Income Taxes
Each Portfolio is considered to be a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required on the Portfolios.

F.  Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2 -- Fees and Transactions with Affiliates
Each Portfolio has entered in an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Portfolios in return for a fee computed daily and paid monthly at an annual rate of the Portfolio's average daily net assets. The following provides a table of annual rates and the aggregate fees and the amounts payable for each of the respective Portfolios at June 30, 1999:



                    Annual                    Amount
Portfolio            Rate         Fees        Payable
--------           --------       -----     ----------
Cash Management       .05%     $1,671,292    $307,296
NY Tax Free Money     .05%         21,858       3,835
Tax Free Money        .05%         38,489       5,731
Treasury Money        .05%        554,172      93,703

Each Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of the Portfolio's average daily net assets. The following provides a table of annual rates and aggregate fees and the amounts payable for each of the respective Portfolios at June 30, 1999:

                    Annual                    Amount
Portfolio            Rate         Fees        Payable
--------           --------       -----     ----------
Cash Management      .15%      $5,013,875     $921,887
NY Tax Free Money    .15%          65,575       11,505
Tax Free Money       .15%         115,467       17,194
Treasury Money       .15%       1,662,515      281,109

--------------------------------------------------------------------------------
Portfolios

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of each Portfolio, to the extent necessary, to limit all expenses based upon an annual rate of the average daily net assets of the Portfolio. At June 30, 1999, the annual rates for the period ended for the respective Portfolios were as follows:



Fund                                        Annual Rate
----                                        -----------
Cash Management                                .18%
NY Tax Free Money                              .20%
Tax Free Money                                 .20%
Treasury Money                                 .20%

The Portfolios are participants with other affiliated entities in a revolving credit facility in the amount $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

In 1994, the Cash Management Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest pursuant to a put agreement and that third party financial institution immediately resold such security to Bankers Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Portfolio's Financial Highlights for the year ended December 31, 1994 reflect the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $18,718,663. In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses in prior years.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and Deutsche Bank AG ("Deutsche Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

Note 3 -- Purchases of Investment Securities
At June 30, 1999, amounts payable for securities purchased in the Portfolios were as follows:

          Portfolio                Amount Payable
          --------                 ---------------
          NY Tax Free Money          $1,600,000
          Tax Free Money              4,126,987

Note 4 -- Net Assets
At June 30, 1999, net assets consisted of:


                     Cash Management        New York Tax Free Money        Tax Free Money        Treasury Money
                        Portfolio                   Portfolio                 Portfolio             Portfolio
                    -----------------        -----------------------      ----------------       --------------
Paid-in Capital      $7,146,419,867                $83,583,920               $125,094,504        $2,443,177,802



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


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



Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME 04101

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY 10019


For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write
to us at:                      BT Service Center
                               P.O. Box 419210
                               Kansas City, MO 64141-6210
or call our toll-free number:  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.



Cash Management Fund                         CUSIP#s: 055922108
Treasury Money Fund                                   055922405
NY Tax Free Money Fund                                055922207
Tax Free Money Fund                                   055922306
BT Investment Funds                             COMBMONSA (6/99)

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101